Schedule of Investments (unaudited)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.20%,
04/15/24	$203	$213,743
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	2,260	2,383,701
3.65%, 11/01/24 (Call 08/01/24)	807	843,027
		3,440,471
Aerospace & Defense — 1.7%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/28/22)	255	254,098
1.43%, 02/04/24 (Call 02/28/22)	3,100	3,070,074
1.95%, 02/01/24(a)	1,130	1,134,392
2.20%, 02/04/26 (Call 02/04/23)	6,127	6,024,892
2.70%, 05/01/22(a)	472	473,316
2.75%, 02/01/26 (Call 01/01/26)(a)	1,595	1,615,539
3.10%, 05/01/26 (Call 03/01/26)	280	284,697
4.51%, 05/01/23 (Call 04/01/23)	2,518	2,602,876
4.88%, 05/01/25 (Call 04/01/25)	5,343	5,752,697
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	105	101,855
1.88%, 08/15/23 (Call 06/15/23)	777	783,332
2.13%, 08/15/26 (Call 05/15/26)	15	15,119
2.25%, 11/15/22 (Call 08/15/22)	1,168	1,178,495
2.38%, 11/15/24 (Call 09/15/24)	1,005	1,025,736
3.25%, 04/01/25 (Call 03/01/25)	1,128	1,174,676
3.38%, 05/15/23 (Call 04/15/23)	860	882,636
3.50%, 05/15/25 (Call 03/15/25)(a)	948	995,333
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	786	827,968
3.85%, 06/15/23 (Call 05/15/23)	1,338	1,377,352
3.85%, 12/15/26 (Call 09/15/26)	1,975	2,099,160
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	1,543	1,592,698
3.10%, 01/15/23 (Call 11/15/22)	349	355,022
3.55%, 01/15/26 (Call 10/15/25)	1,910	2,020,744
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	2,124	2,183,611
3.25%, 08/01/23	1,536	1,577,319
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	5	5,118
3.20%, 03/15/24 (Call 01/15/24)	1,286	1,323,990
3.95%, 08/16/25 (Call 06/16/25)	1,681	1,790,083
		42,522,828
Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,516	1,528,120
2.63%, 09/16/26 (Call 06/16/26)	5	5,070
2.85%, 08/09/22	125	126,360
4.00%, 01/31/24	155	161,723
4.40%, 02/14/26 (Call 12/14/25)	1,415	1,522,751
Archer-Daniels-Midland Co., Class C, 2.50%, 08/11/26
(Call 05/11/26)(a)	90	91,924
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)	230	231,915
2.79%, 09/06/24 (Call 08/06/24)(a)	1,615	1,642,525
3.22%, 08/15/24 (Call 06/15/24)	3,179	3,260,471
3.22%, 09/06/26 (Call 07/06/26)	1,250	1,271,302
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	1,199	1,154,925
	Par
Security	(000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	$852	$835,405
3.25%, 08/15/26 (Call 05/15/26)	70	72,627
4.35%, 03/15/24 (Call 02/15/24)	1,078	1,131,286
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,183	1,122,818
1.13%, 05/01/23	944	943,445
1.50%, 05/01/25 (Call 04/01/25)	950	938,164
2.13%, 05/10/23 (Call 03/10/23)	714	720,967
2.38%, 08/17/22 (Call 07/17/22)	1,143	1,148,559
2.50%, 08/22/22	991	998,169
2.50%, 11/02/22 (Call 10/02/22)	1,094	1,107,644
2.63%, 03/06/23	759	770,946
2.75%, 02/25/26 (Call 11/25/25)	447	457,929
2.88%, 05/01/24 (Call 04/01/24)	1,071	1,098,697
3.25%, 11/10/24	1,087	1,130,319
3.38%, 08/11/25 (Call 05/11/25)	523	546,599
3.60%, 11/15/23(a)	285	295,743
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	3,159	3,350,193
4.85%, 09/15/23	672	706,008
		28,372,604
Airlines — 0.2%
Southwest Airlines Co.
4.75%, 05/04/23	1,614	1,675,074
5.25%, 05/04/25 (Call 04/04/25)	2,375	2,591,714
		4,266,788
Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	766	774,925
2.38%, 11/01/26 (Call 08/01/26)	25	25,651
2.40%, 03/27/25 (Call 02/27/25)	1,668	1,703,537
Ralph Lauren Corp., 1.70%, 06/15/22.	756	759,151
VF Corp.
2.05%, 04/23/22	450	451,484
2.40%, 04/23/25 (Call 03/23/25)	1,030	1,043,127
		4,757,875
Auto Manufacturers — 3.8%
American Honda Finance Corp.
0.40%, 10/21/22	116	115,688
0.55%, 07/12/24	1,620	1,577,131
0.65%, 09/08/23	170	168,224
0.75%, 08/09/24	265	259,156
0.88%, 07/07/23	669	665,119
1.00%, 09/10/25	518	500,690
1.20%, 07/08/25	1,409	1,376,588
1.30%, 09/09/26(a)	742	717,706
1.50%, 01/13/25	2,065	2,049,150
1.95%, 05/20/22	319	320,339
1.95%, 05/10/23	1,771	1,786,596
2.05%, 01/10/23	948	956,355
2.15%, 09/10/24	1,387	1,404,387
2.20%, 06/27/22	1,282	1,290,739
2.35%, 01/08/27	500	504,600
2.40%, 06/27/24	1,128	1,148,495
2.60%, 11/16/22	971	980,358
2.90%, 02/16/24	575	590,061
3.45%, 07/14/23	874	899,781
3.55%, 01/12/24(a)	863	897,000

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.63%, 10/10/23	$1,245	$1,291,927
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	481	462,590
3.65%, 10/01/23 (Call 07/01/23)	438	452,832
General Motors Co.
4.00%, 04/01/25	337	353,983
4.88%, 10/02/23	2,111	2,218,844
5.40%, 10/02/23	1,456	1,541,995
6.13%, 10/01/25 (Call 09/01/25)	2,088	2,352,994
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,210	1,189,530
1.20%, 10/15/24	370	362,019
1.25%, 01/08/26 (Call 12/08/25)	2,131	2,038,494
1.50%, 06/10/26 (Call 05/10/26)	1,620	1,549,466
1.70%, 08/18/23(a)	1,485	1,486,189
2.35%, 02/26/27 (Call 01/26/27)	2,000	1,964,758
2.75%, 06/20/25 (Call 05/20/25)	1,718	1,738,456
2.90%, 02/26/25 (Call 01/26/25)	1,645	1,676,235
3.15%, 06/30/22 (Call 05/30/22)	1,467	1,475,024
3.25%, 01/05/23 (Call 12/05/22)	886	901,731
3.45%, 04/10/22 (Call 02/28/22)	957	960,396
3.50%, 11/07/24 (Call 09/07/24)	926	959,581
3.55%, 07/08/22(a)	814	821,343
3.70%, 05/09/23 (Call 03/09/23)	1,860	1,903,003
3.95%, 04/13/24 (Call 02/13/24)	1,561	1,624,340
4.00%, 01/15/25 (Call 10/15/24)	1,304	1,366,495
4.00%, 10/06/26 (Call 07/06/26)	80	84,472
4.15%, 06/19/23 (Call 05/19/23)	1,625	1,676,778
4.25%, 05/15/23	1,084	1,120,026
4.30%, 07/13/25 (Call 04/13/25)	1,360	1,441,411
4.35%, 04/09/25 (Call 02/09/25)(a)	1,558	1,649,203
4.35%, 01/17/27 (Call 10/17/26)	200	214,082
5.10%, 01/17/24 (Call 12/17/23)	1,694	1,796,048
5.25%, 03/01/26 (Call 12/01/25)	1,635	1,800,854
Stellantis NV, 5.25%, 04/15/23	2,222	2,314,013
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,160	1,138,978
1.34%, 03/25/26 (Call 02/25/26)	1,286	1,254,621
2.16%, 07/02/22	540	543,624
2.36%, 07/02/24	780	794,108
3.42%, 07/20/23(a)	997	1,029,727
Toyota Motor Credit Corp.
0.35%, 10/14/22	423	420,395
0.40%, 04/06/23	275	272,852
0.45%, 07/22/22(a)	579	576,840
0.45%, 01/11/24(a)	1,213	1,191,493
0.50%, 08/14/23	1,706	1,686,687
0.50%, 06/18/24(a)	1,780	1,735,919
0.63%, 09/13/24	740	720,871
0.80%, 10/16/25(a)	1,294	1,247,091
0.80%, 01/09/26	854	817,555
1.13%, 06/18/26(a)	2,065	1,997,414
1.15%, 05/26/22	499	498,939
1.35%, 08/25/23	751	752,245
1.45%, 01/13/25	2,000	1,985,263
1.80%, 02/13/25	1,166	1,167,292
1.90%, 01/13/27	1,000	993,288
2.00%, 10/07/24	351	354,503
2.15%, 09/08/22	1,206	1,212,910
2.25%, 10/18/23	773	784,806
	Par
Security	(000)	Value

Auto Manufacturers (continued)
2.63%, 01/10/23	$462	$467,709
2.65%, 04/12/22	992	994,684
2.70%, 01/11/23	804	814,552
2.80%, 07/13/22	641	645,429
2.90%, 03/30/23	844	860,887
2.90%, 04/17/24	702	722,668
3.00%, 04/01/25	1,662	1,720,233
3.20%, 01/11/27	500	527,076
3.35%, 01/08/24(a)	756	783,466
3.40%, 04/14/25	414	433,900
3.45%, 09/20/23	1,353	1,399,379
		93,544,679
Auto Parts & Equipment — 0.1%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	640	665,049
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	762	792,352
4.15%, 10/01/25 (Call 07/01/25)	973	1,038,486
		2,495,887
Banks — 33.4%
Australia & New Zealand Banking Group Ltd./ New York NY
2.05%, 11/21/22	1,204	1,209,896
2.63%, 05/19/22(a)	481	482,973
2.63%, 11/09/22(a)	831	838,479
3.70%, 11/16/25(a)	1,065	1,134,322
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,190	1,176,499
1.13%, 09/18/25	505	484,183
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	640	632,636
1.72%, 09/14/27 (Call 09/14/26)(b)	600	575,330
1.85%, 03/25/26	1,350	1,314,853
2.71%, 06/27/24	2,346	2,391,024
2.75%, 05/28/25	1,593	1,615,521
3.13%, 02/23/23	1,055	1,071,418
3.50%, 04/11/22	615	618,488
3.85%, 04/12/23	895	920,574
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	1,785	1,760,991
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	1,830	1,803,517
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	2,621	2,569,209
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	1,900	1,850,587
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)(b)	2,620	2,519,247
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	2,230	2,163,818
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(b)	270	269,879
1.53%, 12/06/25 (Call 12/06/24)(b)	700	688,640
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	6,695	6,496,986
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	2,295	2,285,790
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	1,547	1,559,826
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(a)(b)	1,989	2,004,625
2.88%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.021%)(b)	1,176	1,180,864
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(b)	3,169	3,217,588
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(b)	2,322	2,378,901

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	$250	$258,766
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(b)	215	221,774
3.50%, 04/19/26	2,077	2,191,116
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(b)	3,459	3,537,553
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(b)	3,139	3,238,376
3.88%, 08/01/25	1,687	1,794,192
4.00%, 04/01/24	2,516	2,643,033
4.00%, 01/22/25	1,220	1,285,883
4.10%, 07/24/23	1,933	2,015,574
4.13%, 01/22/24(a)	2,259	2,374,555
4.20%, 08/26/24	3,385	3,577,398
4.25%, 10/22/26	20	21,623
4.45%, 03/03/26	281	303,612
Series L, 3.95%, 04/21/25	3,190	3,354,868
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	2,000	1,942,203
Bank of Montreal
0.40%, 09/15/23	1,105	1,088,168
0.45%, 12/08/23	892	875,673
0.63%, 07/09/24	1,945	1,892,631
1.25%, 09/15/26	2,672	2,567,490
1.50%, 01/10/25	2,005	1,985,361
1.85%, 05/01/25(a)	1,175	1,173,026
2.05%, 11/01/22	808	816,168
2.35%, 09/11/22	1,362	1,376,480
2.50%, 06/28/24	1,565	1,596,721
2.55%, 11/06/22 (Call 10/06/22)(a)	961	972,367
2.90%, 03/26/22(a)	276	277,095
Series E, 3.30%, 02/05/24	1,925	1,991,632
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	345	339,225
0.50%, 04/26/24 (Call 03/26/24)	928	908,209
0.75%, 01/28/26 (Call 12/28/25)	789	755,963
1.05%, 10/15/26 (Call 09/15/26)(a)	2,805	2,685,715
1.60%, 04/24/25 (Call 03/24/25)	1,212	1,203,039
1.85%, 01/27/23 (Call 01/02/23)	723	728,875
1.95%, 08/23/22(a)	603	607,610
2.05%, 01/26/27 (Call 12/26/26)	1,000	998,746
2.10%, 10/24/24	1,275	1,290,907
2.20%, 08/16/23 (Call 06/16/23)	1,461	1,481,087
2.45%, 08/17/26 (Call 05/17/26)	75	76,515
2.80%, 05/04/26 (Call 02/04/26)	285	293,433
2.95%, 01/29/23 (Call 12/29/22)(a)	1,291	1,315,218
3.25%, 09/11/24 (Call 08/11/24)	628	653,217
3.40%, 05/15/24 (Call 04/15/24)	848	883,080
3.45%, 08/11/23	1,011	1,044,960
3.50%, 04/28/23	916	943,289
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,031	1,073,356
Series G, 3.00%, 02/24/25 (Call 01/24/25)	502	520,582
Series J, 0.85%, 10/25/24 (Call 09/25/24)	100	98,249
Bank of Nova Scotia (The)
0.40%, 09/15/23	520	512,209
0.55%, 09/15/23	340	335,464
0.65%, 07/31/24	1,035	1,008,255
0.70%, 04/15/24	3,285	3,210,898
1.05%, 03/02/26	967	928,352
	Par
Security	(000)	Value

Banks (continued)
1.30%, 06/11/25(a)	$587	$573,642
1.30%, 09/15/26 (Call 06/15/26)(a)	1,290	1,240,206
1.35%, 06/24/26	4,720	4,569,564
1.45%, 01/10/25(a)	200	197,840
1.63%, 05/01/23	321	322,364
1.95%, 02/01/23	321	324,147
1.95%, 02/02/27	200	196,751
2.00%, 11/15/22(a)	716	722,857
2.20%, 02/03/25(a)	325	327,841
2.38%, 01/18/23(a)	666	674,927
2.45%, 09/19/22(a)	702	710,020
2.70%, 03/07/22	579	580,368
2.70%, 08/03/26	20	20,452
3.40%, 02/11/24	1,816	1,881,143
4.50%, 12/16/25	1,346	1,448,888
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	1,045	1,047,491
3.75%, 05/15/24	620	648,965
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	1,815	1,784,860
2.28%, 11/24/27 (Call 11/24/26)(b)	2,000	1,961,655
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)	1,732	1,751,968
3.65%, 03/16/25(a)	2,741	2,854,767
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	2,592	2,690,480
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(b)	1,938	2,002,312
4.38%, 09/11/24	1,534	1,612,203
4.38%, 01/12/26	3,035	3,242,943
4.61%, 02/15/23 (Call 02/15/22)(b)	2,631	2,632,982
5.20%, 05/12/26	412	451,016
BNP Paribas SA
3.25%, 03/03/23	1,291	1,319,093
4.25%, 10/15/24(a)	1,493	1,582,460
BPCE SA, 4.00%, 04/15/24	1,629	1,709,036
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	1,115	1,101,605
0.50%, 12/14/23	747	731,812
0.95%, 06/23/23	783	778,885
0.95%, 10/23/25	298	286,524
1.00%, 10/18/24	440	429,933
1.25%, 06/22/26 (Call 05/22/26)	2,187	2,095,577
2.25%, 01/28/25	1,303	1,314,428
2.55%, 06/16/22(a)	786	792,215
2.61%, 07/22/23 (Call 07/22/22)(a)(b)	788	793,086
3.10%, 04/02/24	1,178	1,213,770
3.50%, 09/13/23	1,239	1,281,847
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)(a)	400	403,261
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,975	2,056,879
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	1,731	1,704,932
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	981	961,081
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	525	500,830
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	680	666,657
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	2,830	2,715,301
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	2,123	2,130,447
2.01%, 01/25/26 (Call 01/25/25)(a)	2,865	2,862,622
2.70%, 10/27/22 (Call 09/27/22)	2,419	2,442,685
2.75%, 04/25/22 (Call 03/25/22)	541	542,916

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(a)(b)	$3,468	$3,495,769
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	3,113	3,195,787
3.20%, 10/21/26 (Call 07/21/26)	45	46,645
3.30%, 04/27/25	601	624,082
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	3,543	3,652,004
3.40%, 05/01/26	1,620	1,702,028
3.50%, 05/15/23	1,329	1,361,925
3.70%, 01/12/26(a)	2,422	2,566,003
3.75%, 06/16/24	926	969,827
3.88%, 10/25/23	753	785,532
3.88%, 03/26/25	1,253	1,314,463
4.00%, 08/05/24	539	565,695
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(b)	1,970	2,036,731
4.05%, 07/30/22(a)	1,258	1,274,455
4.30%, 11/20/26	405	437,771
4.40%, 06/10/25	3,242	3,453,198
4.60%, 03/09/26	1,290	1,397,792
5.50%, 09/13/25	1,916	2,129,167
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	757	762,480
2.65%, 05/26/22 (Call 04/26/22)	537	539,844
3.70%, 03/29/23 (Call 02/28/23)	740	757,931
3.75%, 02/18/26 (Call 11/18/25)	465	493,440
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/27/26)	328	335,192
Comerica Bank, 2.50%, 07/23/24	718	732,377
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	996	1,027,758
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	2,161	2,267,809
3.88%, 02/08/22	715	715,433
4.38%, 08/04/25	1,586	1,690,824
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	115	112,759
2.75%, 01/10/23(a)	802	812,560
3.38%, 05/21/25	1,185	1,242,754
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	1,000	990,595
Credit Suisse AG/New York NY
0.50%, 02/02/24	560	547,598
0.52%, 08/09/23	1,380	1,361,433
1.00%, 05/05/23	1,886	1,879,187
1.25%, 08/07/26	2,325	2,214,830
2.80%, 04/08/22	1,002	1,006,417
2.95%, 04/09/25	2,121	2,178,454
3.63%, 09/09/24(a)	3,648	3,811,842
Credit Suisse Group AG
3.75%, 03/26/25	2,864	2,980,545
3.80%, 06/09/23	2,129	2,191,094
4.55%, 04/17/26	2,400	2,583,101
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22	2,161	2,200,961
Deutsche Bank AG/London, 3.70%, 05/30/24	970	1,009,995
Deutsche Bank AG/New York NY
0.90%, 05/28/24	765	748,993
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(b)	595	584,678
1.69%, 03/19/26	600	585,491
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	920	899,069
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	2,163	2,171,434
	Par
Security	(000)	Value

Banks (continued)
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)(b)	$1,275	$1,237,340
2.55%, 01/07/28 (Call 01/07/27)	1,345	1,317,925
3.30%, 11/16/22	1,267	1,282,266
3.70%, 05/30/24	1,004	1,039,715
3.95%, 02/27/23	1,145	1,174,564
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	2,526	2,625,364
Series D, 5.00%, 02/14/22.	940	941,455
Series E, 0.96%, 11/08/23	815	806,112
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,278	1,289,595
3.35%, 02/06/23 (Call 01/06/23)	2,016	2,056,406
3.45%, 07/27/26 (Call 04/27/26)(a)	335	348,493
4.20%, 08/08/23	1,333	1,385,391
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	850	852,980
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(b)	500	485,454
2.38%, 01/28/25 (Call 12/28/24)	699	707,478
2.60%, 06/15/22 (Call 05/15/22)	754	756,652
3.50%, 03/15/22 (Call 02/13/22)	765	764,935
3.65%, 01/25/24 (Call 12/25/23)	1,912	1,981,788
4.30%, 01/16/24 (Call 12/16/23)	1,073	1,122,465
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	1,133	1,141,729
3.85%, 03/15/26 (Call 02/15/26)	265	280,814
3.95%, 07/28/25 (Call 06/28/25)(a)	380	406,722
First-Citizens Bank & Trust Co., 3.93%, 06/19/24
(Call 06/19/23)(a)(b)	505	518,839
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)	750	744,165
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	835	830,099
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	1,090	1,072,002
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(b)	1,915	1,898,259
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	965	930,826
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	880	866,950
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	200	190,829
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	3,000	2,865,880
1.76%, 01/24/25 (Call 01/24/24)	3,500	3,491,586
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	1,460	1,419,642
2.64%, 02/24/28 (Call 02/24/27)	1,415	1,415,993
2.91%, 06/05/23 (Call 06/05/22)(b)	2,373	2,386,715
2.91%, 07/24/23 (Call 07/24/22)(b)	2,053	2,068,821
3.20%, 02/23/23 (Call 01/23/23)	1,150	1,173,816
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	2,816	2,899,369
3.50%, 01/23/25 (Call 10/23/24)(a)	2,155	2,239,304
3.50%, 04/01/25 (Call 03/01/25)	3,083	3,205,542
3.50%, 11/16/26 (Call 11/16/25)	2,090	2,174,774
3.63%, 01/22/23(a)	2,160	2,213,268
3.63%, 02/20/24 (Call 01/20/24)	2,379	2,463,820
3.75%, 05/22/25 (Call 02/22/25)(a)	2,566	2,686,001
3.75%, 02/25/26 (Call 11/25/25)	1,517	1,600,524
3.85%, 07/08/24 (Call 04/08/24)(a)	2,261	2,359,146
4.00%, 03/03/24(a)	3,498	3,658,296
4.25%, 10/21/25	2,370	2,532,519
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	3,092	3,015,557
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	820	809,868
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	2,811	2,747,064
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	2,330	2,304,278
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	1,875	1,836,976

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b) $	1,240	$1,252,331
3.03%, 11/22/23 (Call 11/22/22)(b)	2,026	2,052,006
3.26%, 03/13/23 (Call 03/13/22)(a)(b)	3,296	3,303,790
3.60%, 05/25/23(a)	1,880	1,931,456
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	3,892	4,027,425
3.90%, 05/25/26	1,880	1,989,550
3.95%, 05/18/24 (Call 05/18/23)
(3 mo. LIBOR US + 0.987%)(a)(b)	2,612	2,688,236
4.00%, 03/30/22(a)	131	131,747
4.25%, 03/14/24	3,059	3,194,513
4.25%, 08/18/25	1,312	1,385,089
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	210	222,707
4.30%, 03/08/26(a)	3,268	3,506,488
4.38%, 11/23/26	810	864,835
HSBC USA Inc., 3.50%, 06/23/24.	479	499,691
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,007	1,027,282
4.00%, 05/15/25 (Call 04/15/25)	620	657,411
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	357	359,696
2.50%, 08/07/22 (Call 07/07/22)	945	952,825
3.13%, 04/01/22 (Call 03/01/22)	893	895,619
3.55%, 10/06/23 (Call 09/06/23)	855	883,765
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	200	194,377
3.15%, 03/29/22	574	576,468
3.55%, 04/09/24(a)	1,687	1,748,172
4.10%, 10/02/23	1,727	1,797,193
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	107	113,572
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	1,225	1,194,657
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	1,485	1,465,845
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	2,347	2,325,100
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	2,630	2,555,886
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	2,055	2,004,301
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	3,630	3,547,092
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	160	152,717
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	1,000	957,500
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	130	130,064
1.56%, 12/10/25 (Call 12/10/24)(b)	5,000	4,919,535
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	3,000	2,902,809
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,002	1,990,827
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	3,717	3,701,453
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	447	450,022
2.70%, 05/18/23 (Call 03/18/23)	2,213	2,248,602
2.78%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.935%)(b)	1,537	1,542,752
2.95%, 10/01/26 (Call 07/01/26)	120	123,799
3.13%, 01/23/25 (Call 10/23/24)	2,854	2,955,794
3.20%, 01/25/23(a)	3,767	3,850,112
3.20%, 06/15/26 (Call 03/15/26)	195	202,901
3.21%, 04/01/23 (Call 04/01/22),
(3 mo. LIBOR US + 0.695%)(b)	2,714	2,723,271
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	2,791	2,865,489
3.25%, 09/23/22	3,192	3,243,144
3.30%, 04/01/26 (Call 01/01/26)	2,600	2,715,136
3.38%, 05/01/23	2,108	2,161,156
	Par
Security	(000)	Value

Banks (continued)
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	$2,232	$2,287,909
3.63%, 05/13/24	2,114	2,211,169
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(b)	3,109	3,207,373
3.88%, 02/01/24	962	1,006,980
3.88%, 09/10/24	3,529	3,707,097
3.90%, 07/15/25 (Call 04/15/25)	5,050	5,355,653
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	500	531,087
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(b)	3,045	3,171,585
4.13%, 12/15/26	405	437,152
7.63%, 10/15/26	100	123,100
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(b)	743	737,301
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	365	360,043
1.25%, 03/10/23(a)	855	855,412
2.30%, 09/14/22	1,197	1,210,087
2.40%, 06/09/22	329	330,254
3.30%, 02/01/22(a)	796	796,000
3.30%, 06/01/25	1,000	1,047,902
3.38%, 03/07/23	694	710,404
3.40%, 05/20/26	165	172,672
KeyCorp., 4.15%, 10/29/25.	440	472,669
Lloyds Bank PLC, 2.25%, 08/14/22	360	362,458
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23),
(1 year CMT + 0.550%)(b)	1,090	1,077,693
1.33%, 06/15/23 (Call 06/15/22)(a)(b)	392	392,034
2.44%, 02/05/26 (Call 02/05/25)(b)	981	986,062
2.86%, 03/17/23 (Call 03/17/22),
(3 mo. LIBOR US + 1.2%)(b)	754	755,571
2.91%, 11/07/23 (Call 11/07/22)(b)	2,620	2,650,250
3.87%, 07/09/25 (Call 07/09/24)(b)	1,888	1,968,361
3.90%, 03/12/24	1,514	1,579,117
4.05%, 08/16/23	2,241	2,325,342
4.45%, 05/08/25	1,645	1,761,084
4.50%, 11/04/24	1,687	1,785,370
4.58%, 12/10/25	1,380	1,473,201
4.65%, 03/24/26	1,982	2,134,493
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,036	1,066,583
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	524	526,075
2.90%, 02/06/25 (Call 01/06/25)	635	655,346
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	577	569,069
0.95%, 07/19/25 (Call 07/19/24)(b)	2,290	2,232,038
0.96%, 10/11/25 (Call 10/11/24)(b)	250	242,856
1.41%, 07/17/25	1,934	1,883,524
1.54%, 07/20/27 (Call 07/20/26)(b)	2,000	1,925,279
1.64%, 10/13/27 (Call 10/13/26)(b)	200	192,965
2.19%, 02/25/25	2,452	2,462,747
2.34%, 01/19/28 (Call 01/19/27)	1,880	1,860,789
2.53%, 09/13/23	624	634,625
2.62%, 07/18/22	1,955	1,966,449
2.67%, 07/25/22	2,158	2,172,526
2.76%, 09/13/26	127	129,229
2.80%, 07/18/24	1,873	1,915,418
3.00%, 02/22/22	720	720,670

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.22%, 03/07/22	$868	$870,448
3.41%, 03/07/24	1,646	1,702,406
3.46%, 03/02/23	1,581	1,618,633
3.76%, 07/26/23	2,430	2,512,842
3.78%, 03/02/25	936	983,268
3.85%, 03/01/26	2,138	2,271,103
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	807	796,820
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	1,336	1,328,170
1.55%, 07/09/27 (Call 07/09/26)(b)	600	576,206
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	855	853,770
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	245	247,821
2.60%, 09/11/22(a)	1,470	1,485,379
2.72%, 07/16/23 (Call 07/16/22)(b)	1,386	1,395,503
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	730	744,569
2.84%, 09/13/26(a)	85	86,740
2.95%, 02/28/22	577	577,692
3.55%, 03/05/23	1,007	1,031,304
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	1,378	1,426,536
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	2,080	2,062,865
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)(b)	2,092	2,080,604
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	2,240	2,221,601
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(b)	488	478,181
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	680	662,174
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	110	104,482
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	2,500	2,439,253
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	1,905	1,827,332
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	840	811,472
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)(b)	6,050	6,045,142
2.48%, 01/21/28 (Call 01/21/27)	1,940	1,935,627
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)(b)	789	801,326
2.75%, 05/19/22	1,424	1,433,165
3.13%, 01/23/23	3,045	3,104,346
3.13%, 07/27/26	460	475,821
3.63%, 01/20/27	525	554,482
3.70%, 10/23/24	3,591	3,757,979
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(b)	3,540	3,633,770
3.75%, 02/25/23	2,405	2,476,037
3.88%, 01/27/26	4,550	4,828,501
4.00%, 07/23/25	2,939	3,123,911
4.10%, 05/22/23	2,305	2,380,414
4.35%, 09/08/26	995	1,075,867
4.88%, 11/01/22	2,757	2,838,255
5.00%, 11/24/25	2,385	2,614,622
Series F, 3.88%, 04/29/24	3,722	3,889,402
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(a)(b)	5,584	5,415,136
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,118	1,127,922
3.15%, 04/01/22 (Call 03/01/22)	580	580,633
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,170	1,175,621
2.50%, 05/22/22	632	634,487
2.50%, 07/12/26(a)	420	429,969
2.88%, 04/12/23	95	96,906
3.00%, 01/20/23(a)	589	598,702
	Par
Security	(000)	Value

Banks (continued)
3.38%, 01/14/26	$730	$772,234
3.63%, 06/20/23	535	552,639
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	610	597,497
0.75%, 08/06/24	1,310	1,275,410
2.10%, 02/01/23	780	788,320
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	835	805,025
2.36%, 05/22/24 (Call 05/22/23)(b)	1,393	1,404,131
3.50%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US +
1.48%(b)	1,863	1,874,423
3.88%, 09/12/23(a)	2,635	2,713,024
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(a)(b)	2,586	2,699,858
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	1,470	1,523,907
4.80%, 04/05/26	2,013	2,193,470
5.13%, 05/28/24	1,401	1,490,767
6.00%, 12/19/23	780	835,963
6.13%, 12/15/22	658	684,493
Northern Trust Corp.
2.38%, 08/02/22	700	703,692
3.95%, 10/30/25	550	591,972
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(b)	270	270,120
2.45%, 07/28/22 (Call 06/28/22)	798	804,161
2.70%, 11/01/22 (Call 10/01/22)	1,178	1,192,405
2.88%, 06/29/22 (Call 05/29/22)	718	723,315
2.95%, 01/30/23 (Call 12/30/22)	1,251	1,272,804
2.95%, 02/23/25 (Call 01/24/25)	365	377,852
3.25%, 06/01/25 (Call 05/02/25)	1,272	1,330,510
3.30%, 10/30/24 (Call 09/30/24)(a)	501	522,305
3.50%, 06/08/23 (Call 05/09/23)	809	831,854
3.80%, 07/25/23 (Call 06/25/23)	1,094	1,130,065
4.20%, 11/01/25 (Call 10/02/25)	550	593,190
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	820	866,028
2.50%, 08/27/24 (Call 07/27/24)(a)	706	720,901
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	900	871,200
2.20%, 11/01/24 (Call 10/02/24)	2,468	2,501,525
2.60%, 07/23/26 (Call 05/23/26)	270	277,695
2.85%, 11/09/22(c)	427	433,771
3.30%, 03/08/22 (Call 02/07/22)	773	773,295
3.50%, 01/23/24 (Call 12/23/23)	1,226	1,271,274
3.90%, 04/29/24 (Call 03/29/24)	1,080	1,129,592
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	444	446,752
Royal Bank of Canada
0.43%, 01/19/24	809	794,171
0.50%, 10/26/23(a)	530	522,073
0.65%, 07/29/24	2,680	2,610,224
0.75%, 10/07/24	1,560	1,516,927
0.88%, 01/20/26	564	539,727
1.15%, 06/10/25	1,346	1,311,732
1.15%, 07/14/26	3,202	3,074,739
1.20%, 04/27/26	2,147	2,068,429
1.40%, 11/02/26	1,050	1,013,806
1.60%, 04/17/23	724	727,872
1.95%, 01/17/23	1,007	1,016,021
2.05%, 01/21/27	1,000	989,651

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.25%, 11/01/24	$2,399	$2,431,782
2.55%, 07/16/24	1,813	1,850,692
2.75%, 02/01/22(a)	195	195,000
2.80%, 04/29/22(a)	386	388,320
3.70%, 10/05/23	1,945	2,019,861
4.65%, 01/27/26	1,344	1,468,518
Santander Holdings USA, 2.49%, 01/06/28 (Call 01/06/27)	530	522,343
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	155	158,723
3.40%, 01/18/23 (Call 12/18/22)	776	790,008
3.45%, 06/02/25 (Call 05/02/25)	663	683,768
3.50%, 06/07/24 (Call 05/07/24)	1,941	1,995,420
3.70%, 03/28/22 (Call 02/28/22)	885	886,882
4.50%, 07/17/25 (Call 04/17/25)(a)	984	1,047,813
Santander UK Group Holdings, 2.47%, 01/11/28
(Call 01/11/27)	500	492,892
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	160	156,632
1.53%, 08/21/26 (Call 08/21/25)(b)	592	571,960
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	1,850	1,775,230
3.37%, 01/05/24 (Call 01/05/23),
(3 mo. LIBOR US + 1.080%)(b)	1,254	1,275,554
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(b)	1,231	1,292,084
Santander UK PLC
2.88%, 06/18/24(a)	115	117,602
4.00%, 03/13/24	1,252	1,309,256
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22(a)	840	842,257
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	700	688,277
2.65%, 05/19/26	175	180,888
3.10%, 05/15/23	745	763,055
3.30%, 12/16/24	1,288	1,347,306
3.55%, 08/18/25	1,596	1,690,940
3.70%, 11/20/23	1,586	1,650,861
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	200	203,783
3.20%, 07/18/22(a)	285	287,252
3.40%, 07/11/24(a)	1,100	1,142,671
3.65%, 07/23/25	40	42,165
3.95%, 07/19/23	125	129,548
3.95%, 01/10/24	670	699,703
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	764	728,187
1.40%, 09/17/26	2,930	2,806,304
1.47%, 07/08/25	2,370	2,313,433
2.35%, 01/15/25	1,469	1,483,753
2.45%, 09/27/24	1,505	1,526,085
2.63%, 07/14/26	1,995	2,021,385
2.70%, 07/16/24(a)	2,580	2,632,425
2.78%, 07/12/22	2,227	2,241,920
2.78%, 10/18/22	2,012	2,033,445
3.45%, 01/11/27	500	523,866
3.75%, 07/19/23	893	923,072
3.78%, 03/09/26	2,110	2,236,108
3.94%, 10/16/23	1,321	1,374,731
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	165	162,060
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,931	2,018,959
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	790	795,044
	Par
Security	(000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
0.25%, 01/06/23	$545	$541,454
0.30%, 06/02/23	1,701	1,680,865
0.45%, 09/11/23	1,057	1,041,976
0.55%, 03/04/24	1,345	1,317,666
0.75%, 06/12/23	730	725,307
0.75%, 09/11/25	425	407,219
0.75%, 01/06/26(a)	1,174	1,119,229
1.15%, 06/12/25	1,216	1,184,158
1.20%, 06/03/26	1,260	1,213,664
1.25%, 12/13/24(a)	2,020	1,991,641
1.25%, 09/10/26	1,190	1,141,552
1.45%, 01/10/25	1,000	988,688
1.90%, 12/01/22	1,409	1,421,104
1.95%, 01/12/27(a)	1,000	986,717
2.65%, 06/12/24	2,536	2,595,236
3.25%, 03/11/24	2,475	2,561,202
3.50%, 07/19/23	2,955	3,050,519
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	980	982,642
1.50%, 03/10/25 (Call 02/10/25)	955	948,059
2.15%, 12/06/24 (Call 11/05/24)	2,557	2,589,155
2.45%, 08/01/22 (Call 07/01/22)	786	792,269
2.75%, 05/01/23 (Call 04/01/23)	418	425,398
2.80%, 05/17/22 (Call 04/17/22)	863	867,367
3.00%, 02/02/23 (Call 01/02/23)	759	773,772
3.20%, 04/01/24 (Call 03/01/24)	1,895	1,960,485
3.30%, 05/15/26 (Call 04/15/26)	105	109,505
3.63%, 09/16/25 (Call 08/16/25)	1,555	1,636,396
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(b)	907	936,909
3.80%, 10/30/26 (Call 09/30/26)	10	10,650
4.05%, 11/03/25 (Call 09/03/25)	493	529,814
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	647	632,457
2.20%, 03/16/23 (Call 02/13/23)	1,158	1,169,905
2.50%, 08/01/24 (Call 07/01/24)	2,268	2,311,264
2.75%, 04/01/22 (Call 03/01/22)	651	652,279
2.85%, 10/26/24 (Call 09/26/24)	1,191	1,227,288
3.05%, 06/20/22 (Call 05/20/22)	1,108	1,116,292
3.70%, 06/05/25 (Call 05/05/25)	1,302	1,376,070
3.75%, 12/06/23 (Call 11/06/23)	2,127	2,213,212
4.00%, 05/01/25 (Call 03/01/25)	1,317	1,397,713
U.S. Bancorp, 2.22%, 01/27/28 (Call 01/27/27)(a)	3,000	2,998,729
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	1,750	1,729,465
2.40%, 07/30/24 (Call 06/28/24)	1,964	2,001,547
2.95%, 07/15/22 (Call 06/15/22)	1,710	1,724,742
3.00%, 03/15/22 (Call 02/15/22)	713	713,684
3.10%, 04/27/26 (Call 03/27/26)	630	655,277
3.38%, 02/05/24 (Call 01/05/24)	1,555	1,612,438
3.60%, 09/11/24 (Call 08/11/24)	1,286	1,345,654
3.70%, 01/30/24 (Call 12/29/23)	600	626,010
3.95%, 11/17/25 (Call 10/17/25)	1,210	1,298,543
Series V, 2.38%, 07/22/26 (Call 06/22/26)	370	376,627
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	680	686,627
2.05%, 01/21/25 (Call 12/20/24)	896	904,460
2.65%, 05/23/22 (Call 04/22/22)(a)	422	423,315
2.80%, 01/27/25 (Call 12/27/24)	1,288	1,327,516

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.85%, 01/23/23 (Call 12/23/22)	$481	$489,552
3.40%, 07/24/23 (Call 06/23/23)	1,624	1,672,106
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	6,150	6,001,608
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	2,992	2,995,426
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(b)	4,471	4,473,844
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	3,838	3,836,217
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	4,559	4,589,528
2.63%, 07/22/22	363	366,322
3.00%, 02/19/25	3,011	3,094,952
3.00%, 04/22/26	4,488	4,607,897
3.00%, 10/23/26	1,150	1,183,439
3.30%, 09/09/24	3,386	3,508,960
3.50%, 03/08/22	484	485,342
3.55%, 09/29/25	2,855	2,996,499
3.75%, 01/24/24 (Call 12/22/23)	3,601	3,745,940
4.10%, 06/03/26	1,057	1,128,615
4.13%, 08/15/23	2,085	2,166,496
4.48%, 01/16/24(a)	273	288,355
Westpac Banking Corp.
1.02%, 11/18/24	530	521,459
1.15%, 06/03/26	1,655	1,600,125
2.00%, 01/13/23	667	670,715
2.35%, 02/19/25	861	875,862
2.50%, 06/28/22	1,710	1,718,702
2.70%, 08/19/26	530	545,944
2.75%, 01/11/23(a)	512	519,192
2.85%, 05/13/26	480	497,484
3.30%, 02/26/24	1,662	1,725,646
3.65%, 05/15/23	1,479	1,525,242
		826,835,445
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	5,409	5,726,598
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26
(Call 02/09/22)	540	571,780
Coca-Cola Co. (The), 1.75%, 09/06/24.	1,941	1,955,910
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	1,121	1,138,705
3.70%, 12/06/26 (Call 09/06/26)	200	212,235
4.25%, 05/01/23	1,389	1,435,493
4.40%, 11/15/25 (Call 09/15/25)	739	796,462
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	635	623,217
2.13%, 10/24/24 (Call 09/24/24)	1,087	1,097,806
2.63%, 04/29/23 (Call 01/29/23)	1,755	1,781,373
3.50%, 09/18/23 (Call 08/18/23)	827	852,869
Diageo Investment Corp., 2.88%, 05/11/22.	824	829,118
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	1,735	1,699,506
3.13%, 12/15/23 (Call 10/15/23)	513	526,202
3.40%, 11/15/25 (Call 08/15/25)	437	454,108
4.06%, 05/25/23 (Call 04/25/23)	1,749	1,805,860
4.42%, 05/25/25 (Call 03/25/25)	1,552	1,656,917
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,060	2,120,499
3.50%, 05/01/22	303	304,720
PepsiCo Inc.
0.40%, 10/07/23	580	572,153
	Par
Security	(000)	Value

Beverages (continued)
0.75%, 05/01/23	$624	$621,648
2.25%, 05/02/22 (Call 04/02/22)	625	626,659
2.25%, 03/19/25 (Call 02/19/25)	2,109	2,142,679
2.38%, 10/06/26 (Call 07/06/26)(a)	20	20,437
2.75%, 03/05/22	906	908,055
2.75%, 03/01/23	1,382	1,411,295
2.75%, 04/30/25 (Call 01/30/25)(a)	106	109,249
2.85%, 02/24/26 (Call 11/24/25)	275	285,540
3.10%, 07/17/22 (Call 05/17/22)(a)	743	748,853
3.50%, 07/17/25 (Call 04/17/25)	383	404,167
3.60%, 03/01/24 (Call 12/01/23)	2,052	2,135,871
		35,575,984
Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	751	752,378
2.25%, 08/19/23 (Call 06/19/23)	1,119	1,133,587
2.60%, 08/19/26 (Call 05/19/26)(a)	2,800	2,857,739
3.13%, 05/01/25 (Call 02/01/25)	1,273	1,319,847
3.63%, 05/22/24 (Call 02/22/24)	1,205	1,255,242
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,049	1,110,016
Biogen Inc.
3.63%, 09/15/22(a)	2,011	2,039,485
4.05%, 09/15/25 (Call 06/15/25)	1,155	1,223,017
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/08/22)	1,386	1,370,683
1.95%, 03/01/22 (Call 02/01/22)(a)	135	135,084
2.50%, 09/01/23 (Call 07/01/23)	1,119	1,137,116
3.25%, 09/01/22 (Call 07/01/22)	1,273	1,283,805
3.50%, 02/01/25 (Call 11/01/24)	2,432	2,539,741
3.65%, 03/01/26 (Call 12/01/25)	3,568	3,768,968
3.70%, 04/01/24 (Call 01/01/24)(a)	2,326	2,416,353
Illumina Inc., 0.55%, 03/23/23	130	128,890
Royalty Pharma PLC
0.75%, 09/02/23	1,009	993,954
1.20%, 09/02/25 (Call 08/02/25)	1,722	1,653,810
		27,119,715
Building Materials — 0.2%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	1,961	1,980,275
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	913	945,516
4.00%, 06/15/25 (Call 03/15/25)	135	142,431
Martin Marietta Materials Inc., 0.65%, 07/15/23
(Call 07/15/22)	1,035	1,023,393
		4,091,615
Chemicals — 0.7%
Air Products and Chemicals Inc., 1.50%, 10/15/25
(Call 09/15/25)(a)	776	765,647
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	897	925,510
4.63%, 11/15/22	592	605,874
CF Industries Inc., 3.45%, 06/01/23.	25	25,557
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	165	174,127
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	4,351	4,547,499
4.49%, 11/15/25 (Call 09/15/25)	600	648,421
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	691	695,753
3.80%, 03/15/25 (Call 12/15/24)	1,041	1,095,039

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	$155	$153,742
1.65%, 02/01/27 (Call 01/01/27)(a)	680	666,638
2.70%, 11/01/26 (Call 08/01/26)	40	41,339
EI du Pont de Nemours and Co., 1.70%, 07/15/25
(Call 06/15/25)	843	837,245
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	45	46,536
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)(a)	996	1,001,039
2.70%, 02/21/23 (Call 11/21/22)	160	161,652
3.20%, 01/30/26 (Call 10/30/25)(a)	143	149,597
LYB International Finance BV, 4.00%, 07/15/23	576	595,870
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	700	678,825
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	1,053	1,130,781
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	450	456,459
4.25%, 11/15/23 (Call 08/15/23)	326	339,415
Nutrien Ltd., 1.90%, 05/13/23	486	488,737
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	922	887,162
Sherwin-Williams Co. (The), 3.13%, 06/01/24
(Call 04/01/24)	970	1,001,062
Syngenta Finance NV, 3.13%, 03/28/22.	259	259,243
Westlake Chemical Corp., 3.60%, 08/15/26
(Call 05/15/26)	45	47,315
		18,426,084
Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	466	491,501
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	801	810,027
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	257	258,037
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	1,210	1,232,156
3.30%, 12/15/22 (Call 09/15/22)	967	978,460
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,916	2,777,308
1.50%, 11/15/24 (Call 10/15/24)	55	54,216
2.15%, 01/15/27 (Call 12/15/26)	885	867,255
2.65%, 02/15/25 (Call 01/15/25)	677	684,595
3.75%, 06/01/23 (Call 03/01/23)	682	698,104
4.00%, 06/01/23 (Call 05/01/23)	887	913,848
4.80%, 04/01/26 (Call 01/01/26)	256	277,218
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	870	899,390
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	881	893,162
3.75%, 03/24/25 (Call 02/24/25)(a)	602	632,792
4.88%, 02/15/24 (Call 11/15/23)(a)	519	549,104
PayPal Holdings Inc.
1.35%, 06/01/23	1,055	1,056,546
1.65%, 06/01/25 (Call 05/01/25)	1,591	1,577,498
2.20%, 09/26/22	1,146	1,156,033
2.40%, 10/01/24 (Call 09/01/24)	2,025	2,063,304
2.65%, 10/01/26 (Call 08/01/26)	2,075	2,127,984
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	3,320	3,229,160
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,061	1,084,289
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	500	517,596
4.00%, 06/15/25 (Call 03/15/25)(a)	1,042	1,109,063
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	604	637,272
	Par
Security	(000)	Value

Commercial Services (continued)
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	$266	$259,649
		27,835,567
Computers — 3.9%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	723	692,755
0.70%, 02/08/26 (Call 01/08/26)	2,985	2,863,436
0.75%, 05/11/23	1,432	1,425,929
1.13%, 05/11/25 (Call 04/11/25)	2,627	2,577,194
1.70%, 09/11/22(a)	921	926,477
1.80%, 09/11/24 (Call 08/11/24)	1,492	1,503,668
2.05%, 09/11/26 (Call 07/11/26)	155	155,813
2.10%, 09/12/22 (Call 08/12/22)	2,130	2,141,478
2.15%, 02/09/22	689	689,245
2.30%, 05/11/22 (Call 04/11/22)	808	811,180
2.40%, 01/13/23 (Call 12/13/22)	518	524,826
2.40%, 05/03/23(a)	4,815	4,893,187
2.45%, 08/04/26 (Call 05/04/26)	2,030	2,073,689
2.50%, 02/09/25(a)	2,115	2,163,390
2.70%, 05/13/22(a)	1,023	1,027,149
2.75%, 01/13/25 (Call 11/13/24)	1,458	1,505,140
2.85%, 02/23/23 (Call 12/23/22)	1,963	1,993,000
2.85%, 05/11/24 (Call 03/11/24)	2,645	2,720,065
3.00%, 02/09/24 (Call 12/09/23)	2,609	2,686,121
3.20%, 05/13/25	2,525	2,639,894
3.25%, 02/23/26 (Call 11/23/25)	3,950	4,138,600
3.45%, 05/06/24	3,588	3,746,653
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(d)	900	864,028
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	2,038	2,131,816
4.90%, 10/01/26 (Call 08/01/26)	2,345	2,573,486
5.45%, 06/15/23 (Call 04/15/23)	1,650	1,727,108
5.85%, 07/15/25 (Call 06/15/25)(a)	1,697	1,891,651
6.02%, 06/15/26 (Call 03/15/26)	4,345	4,930,159
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	390	377,310
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,003	953,402
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,193	1,183,939
1.75%, 04/01/26 (Call 03/01/26)(a)	230	225,034
2.25%, 04/01/23 (Call 03/01/23)	1,259	1,271,072
4.40%, 10/15/22 (Call 08/15/22)(a)	2,247	2,281,927
4.45%, 10/02/23 (Call 09/02/23)	1,712	1,788,755
4.90%, 10/15/25 (Call 07/15/25)	2,220	2,414,434
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	1,140	1,099,034
2.20%, 06/17/25 (Call 05/17/25)	1,743	1,747,960
4.05%, 09/15/22	809	820,574
International Business Machines Corp.
1.88%, 08/01/22	1,291	1,299,974
2.85%, 05/13/22	1,863	1,871,456
2.88%, 11/09/22	967	981,364
3.00%, 05/15/24	3,378	3,481,726
3.30%, 05/15/26(a)	4,310	4,508,657
3.30%, 01/27/27	500	525,683
3.38%, 08/01/23	1,823	1,878,626
3.45%, 02/19/26(a)	879	923,295
3.63%, 02/12/24	2,418	2,516,344
7.00%, 10/30/25	105	123,755
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(d)	2,525	2,410,246

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	$850	$863,969
3.63%, 05/15/25 (Call 04/15/25)(a)	960	1,000,124
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	1,126	1,113,490
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	505	531,008
		96,210,295
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.95%, 02/01/23	124	125,386
3.25%, 03/15/24	620	642,734
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24
(Call 11/01/24)	986	995,969
Procter & Gamble Co. (The)
0.55%, 10/29/25	477	456,851
1.00%, 04/23/26(a)	507	491,624
2.15%, 08/11/22	835	839,058
2.30%, 02/06/22	939	939,192
2.45%, 11/03/26	15	15,354
2.70%, 02/02/26	325	336,973
3.10%, 08/15/23	494	508,914
Unilever Capital Corp.
0.38%, 09/14/23	155	152,702
0.63%, 08/12/24 (Call 08/12/22)(a)	100	97,429
2.20%, 05/05/22 (Call 04/05/22)	725	726,894
2.60%, 05/05/24 (Call 03/05/24)	928	947,010
3.00%, 03/07/22	840	843,044
3.10%, 07/30/25	350	363,829
3.13%, 03/22/23 (Call 02/22/23)	673	687,625
3.25%, 03/07/24 (Call 02/07/24)	1,274	1,315,722
		10,486,310
Distribution & Wholesale — 0.0%
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	20	19,827
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	621	622,649
		642,476
Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	400	395,072
1.65%, 10/29/24 (Call 09/29/24)(a)	315	309,248
1.75%, 01/30/26 (Call 12/30/25)	932	897,130
2.45%, 10/29/26 (Call 09/29/26)	5,610	5,514,709
2.88%, 08/14/24 (Call 07/14/24)(a)	1,028	1,042,995
3.15%, 02/15/24 (Call 01/15/24)	1,295	1,319,757
3.30%, 01/23/23 (Call 12/23/22)(a)	845	860,931
3.50%, 01/15/25 (Call 11/15/24)	904	929,805
4.13%, 07/03/23 (Call 06/03/23)	1,009	1,038,976
4.45%, 10/01/25 (Call 08/01/25)	195	206,308
4.45%, 04/03/26 (Call 02/03/26)	900	957,536
4.50%, 09/15/23 (Call 08/15/23)	1,704	1,769,921
4.63%, 07/01/22	414	418,951
4.88%, 01/16/24 (Call 12/16/23)(a)	941	988,288
6.50%, 07/15/25 (Call 06/15/25)(a)	1,292	1,448,316
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	500	492,282
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	664	645,896
0.80%, 08/18/24 (Call 07/18/24)	55	53,319
1.88%, 08/15/26 (Call 07/15/26)	3,002	2,878,022
2.25%, 01/15/23	891	899,899
2.30%, 02/01/25 (Call 01/01/25)(a)	660	657,606
2.63%, 07/01/22 (Call 06/01/22)	997	1,003,086
	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.75%, 01/15/23 (Call 12/15/22)	$925	$935,143
2.88%, 01/15/26 (Call 12/15/25)(a)	1,452	1,461,216
3.00%, 09/15/23 (Call 07/15/23)	332	338,168
3.25%, 03/01/25 (Call 01/01/25)	780	796,886
3.38%, 07/01/25 (Call 06/01/25)	1,183	1,211,087
3.75%, 06/01/26 (Call 04/01/26)	25	25,999
3.88%, 07/03/23 (Call 06/03/23)	1,205	1,238,758
4.25%, 02/01/24 (Call 01/01/24)	1,142	1,189,125
4.25%, 09/15/24 (Call 06/15/24)	847	887,476
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	25	25,836
4.25%, 06/15/26 (Call 04/15/26)	245	257,501
4.40%, 09/25/23 (Call 08/25/23)(a)	1,010	1,045,929
5.00%, 04/01/23	803	832,383
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,435	1,428,635
3.05%, 06/05/23 (Call 05/05/23)	566	575,944
3.88%, 05/21/24 (Call 04/21/24)	1,070	1,111,741
4.13%, 02/13/22	597	597,634
4.63%, 03/30/25(a)	731	781,796
5.13%, 09/30/24	1,315	1,418,631
5.80%, 05/01/25 (Call 04/01/25)(a)	1,066	1,177,457
American Express Co.
0.75%, 11/03/23(a)	10	9,902
1.65%, 11/04/26 (Call 10/04/26)	1,050	1,027,687
2.50%, 08/01/22 (Call 07/01/22)	2,471	2,483,310
2.50%, 07/30/24 (Call 06/30/24)(a)	2,300	2,345,531
2.65%, 12/02/22	1,147	1,164,447
2.75%, 05/20/22 (Call 04/20/22)	919	921,786
3.00%, 10/30/24 (Call 09/29/24)	2,145	2,214,129
3.13%, 05/20/26 (Call 04/20/26)	435	451,845
3.40%, 02/27/23 (Call 01/27/23)	2,917	2,985,490
3.40%, 02/22/24 (Call 01/22/24)	2,030	2,100,558
3.63%, 12/05/24 (Call 11/04/24)(a)	475	497,974
3.70%, 08/03/23 (Call 07/03/23)	2,836	2,931,303
4.20%, 11/06/25 (Call 10/06/25)	745	803,216
Ameriprise Financial Inc.
3.00%, 03/22/22	504	505,448
3.00%, 04/02/25 (Call 03/02/25)	882	907,827
3.70%, 10/15/24	378	397,613
4.00%, 10/15/23	1,076	1,122,436
Blackstone Private Credit Fund, 2.70%, 01/15/25
(Call 11/15/24)(d)	1,000	991,125
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)(a)	1,234	1,288,456
4.25%, 06/02/26 (Call 03/02/26)	25	27,049
Capital One Bank USA N.A., 3.38%, 02/15/23	1,479	1,513,087
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23)(b)	2,000	1,986,630
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	3,000	2,914,984
2.60%, 05/11/23 (Call 04/11/23)	1,030	1,043,646
3.05%, 03/09/22 (Call 02/09/22)	282	282,143
3.20%, 01/30/23 (Call 12/30/22)(a)	2,079	2,118,871
3.20%, 02/05/25 (Call 01/05/25)	1,263	1,304,530
3.30%, 10/30/24 (Call 09/30/24)	2,149	2,225,179
3.50%, 06/15/23	1,576	1,619,448
3.75%, 04/24/24 (Call 03/24/24)	1,348	1,403,950
3.75%, 07/28/26 (Call 06/28/26)	65	68,036
3.90%, 01/29/24 (Call 12/29/23)	1,159	1,206,064
4.20%, 10/29/25 (Call 09/29/25)	378	401,238

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.25%, 04/30/25 (Call 03/31/25)	$2,016	$2,148,634
Caterpillar Financial Services Corp., 1.70%, 01/08/27.	600	592,109
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	100	106,377
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,803	1,775,595
0.90%, 03/11/26 (Call 02/11/26)(a)	1,590	1,528,452
1.15%, 05/13/26 (Call 04/13/26)	1,374	1,331,565
3.55%, 02/01/24 (Call 01/01/24)	421	437,525
3.85%, 05/21/25 (Call 03/21/25)	1,026	1,088,005
4.20%, 03/24/25 (Call 02/24/25)	708	758,514
CME Group Inc.
3.00%, 09/15/22	1,053	1,064,676
3.00%, 03/15/25 (Call 12/15/24)	876	908,548
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	260	271,651
3.85%, 11/21/22	779	796,321
3.95%, 11/06/24 (Call 08/06/24)	930	974,755
4.50%, 01/30/26 (Call 11/30/25)	540	581,425
Intercontinental Exchange Inc.
0.70%, 06/15/23	970	962,352
2.35%, 09/15/22 (Call 08/15/22)(a)	1,251	1,261,062
3.75%, 12/01/25 (Call 09/01/25)	510	541,731
4.00%, 10/15/23(a)	1,095	1,140,586
International Lease Finance Corp., 5.88%, 08/15/22	1,048	1,074,967
Invesco Finance PLC
3.13%, 11/30/22	430	437,862
3.75%, 01/15/26	45	47,809
4.00%, 01/30/24	191	199,378
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	962	971,035
2.95%, 11/21/26 (Call 08/21/26)	120	125,754
3.38%, 04/01/24	1,186	1,233,599
Nasdaq Inc.
0.45%, 12/21/22 (Call 02/08/22)	1,678	1,668,732
3.85%, 06/30/26 (Call 03/30/26)	118	126,035
4.25%, 06/01/24 (Call 03/01/24)	658	692,452
Nomura Holdings Inc.
1.65%, 07/14/26	2,753	2,646,053
1.85%, 07/16/25	1,895	1,868,229
2.33%, 01/22/27	400	392,950
2.65%, 01/16/25	1,462	1,482,098
ORIX Corp.
2.90%, 07/18/22	673	677,230
3.25%, 12/04/24(a)	255	264,232
4.05%, 01/16/24	260	271,730
Sumitomo Mitsui Financial Group Inc., 2.17%, 01/14/27	355	351,457
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)(a)	857	863,989
3.70%, 08/04/26 (Call 05/04/26)	90	93,528
4.25%, 08/15/24 (Call 05/15/24)	1,955	2,043,439
4.38%, 03/19/24 (Call 02/19/24)(a)	1,165	1,217,382
4.50%, 07/23/25 (Call 04/23/25)	1,012	1,073,881
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,715	1,728,879
2.80%, 12/14/22 (Call 10/14/22)(a)	3,222	3,268,140
3.15%, 12/14/25 (Call 09/14/25)	1,065	1,117,201
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	$912	$877,352
2.85%, 01/10/25 (Call 12/10/24)	930	948,943
		131,364,555
Electric — 3.6%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	777	743,418
Alabama Power Co., Series 17-A, 2.45%, 03/30/22
(Call 02/28/22)	670	671,007
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)(a)	770	757,049
American Electric Power Co. Inc., 2.03%, 03/15/24	395	396,178
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	818	842,530
3.20%, 04/15/25 (Call 03/15/25)	994	1,028,109
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)(a)	704	729,283
4.05%, 04/15/25 (Call 03/15/25)	1,553	1,654,623
Black Hills Corp.
1.04%, 08/23/24 (Call 02/23/22)(a)	50	48,977
4.25%, 11/30/23 (Call 08/30/23)	85	88,407
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	525	507,244
2.50%, 09/01/24 (Call 08/01/24)	885	895,388
Commonwealth Edison Co., 2.55%, 06/15/26
(Call 03/15/26)	30	30,677
Consolidated Edison Inc., Series A, 0.65%, 12/01/23
(Call 02/28/22)	411	404,340
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	215	221,849
Dominion Energy Inc.
3.07%, 08/15/24(c)	1,363	1,396,637
3.90%, 10/01/25 (Call 07/01/25)(a)	325	344,341
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	870	843,928
DTE Energy Co.
2.25%, 11/01/22	898	905,114
2.85%, 10/01/26 (Call 07/01/26)(a)	145	148,327
Series C, 2.53%, 10/01/24.	1,240	1,259,358
Series F, 1.05%, 06/01/25 (Call 05/01/25)	998	961,814
Series H, 0.55%, 11/01/22	920	915,624
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	584	591,954
3.05%, 03/15/23 (Call 02/15/23)	754	769,986
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,145	1,096,722
2.40%, 08/15/22 (Call 07/15/22)(a)	1,517	1,524,197
2.65%, 09/01/26 (Call 06/01/26)	65	66,237
3.05%, 08/15/22 (Call 05/15/22)	793	796,709
3.75%, 04/15/24 (Call 01/15/24)	1,381	1,434,733
Duke Energy Florida LLC, 3.20%, 01/15/27
(Call 10/15/26)(a)	25	26,171
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/28/22)	933	937,279
3.25%, 08/15/25 (Call 05/15/25)	311	323,905
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,142	1,184,319
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	930	969,633
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	70	73,810
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	762	728,682
2.95%, 09/01/26 (Call 06/01/26)(a)	45	46,186
4.00%, 07/15/22 (Call 05/15/22)	1,082	1,089,388

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 02/28/22)	$1,122	$1,103,274
0.95%, 10/01/24 (Call 10/01/22)(a)	5,550	5,435,844
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,396	1,411,191
Eversource Energy, Series K, 2.75%, 03/15/22
(Call 02/28/22)	366	366,754
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,330	1,392,065
3.50%, 06/01/22 (Call 05/01/22)	845	849,416
3.95%, 06/15/25 (Call 03/15/25)	1,086	1,145,033
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	967	1,001,633
3.40%, 03/15/22 (Call 02/28/22)	854	856,034
4.25%, 06/15/22 (Call 03/15/22)	973	976,027
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	144	145,693
2.85%, 04/01/25 (Call 03/01/25)	1,318	1,357,099
3.13%, 12/01/25 (Call 06/01/25)	125	130,206
3.25%, 06/01/24 (Call 12/01/23)(a)	124	128,030
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	45	46,065
Georgia Power Co., Series A, 2.10%, 07/30/23	1,003	1,010,948
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)(a)	687	710,470
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)(a)	771	777,683
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	735	767,866
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	658	642,370
1.00%, 06/15/26 (Call 05/15/26)	105	100,545
NextEra Energy Capital Holdings Inc.
0.04%, 11/03/23 (Call 05/03/22), (SOFR + 0.400%)(b)	4,000	4,000,840
0.65%, 03/01/23	1,748	1,737,535
1.88%, 01/15/27 (Call 12/15/26)	2,255	2,204,724
OGE Energy Corp., 0.70%, 05/26/23 (Call 02/28/22)	120	118,681
Oklahoma Gas & Electric Co., 0.55%, 05/26/23
(Call 02/28/22)(a)	355	350,954
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24
(Call 05/01/24)	715	731,833
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 02/08/22)	3,308	3,271,737
1.70%, 11/15/23 (Call 11/15/22)(a)	2,700	2,684,279
1.75%, 06/16/22 (Call 02/08/22)	1,936	1,935,217
2.95%, 03/01/26 (Call 12/01/25)	1,097	1,093,187
3.15%, 01/01/26(a)	2,377	2,384,292
3.45%, 07/01/25(a)	355	361,945
3.50%, 06/15/25 (Call 03/15/25)(a)	930	950,072
4.25%, 08/01/23 (Call 07/01/23)	469	482,436
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	841	815,470
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	830	855,457
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	525	501,483
0.84%, 11/08/23 (Call 05/08/22)	225	221,935
2.65%, 11/15/22 (Call 10/15/22)	780	787,322
2.88%, 06/15/24 (Call 05/15/24)	894	913,809
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)	125	127,200
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,435	1,417,714
Series C, 3.50%, 10/01/23 (Call 07/01/23)	796	817,621
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,136	1,187,766
	Par
Security	(000)	Value

Electric (continued)
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	$2,289	$2,330,356
3.25%, 07/01/26 (Call 04/01/26)	2,170	2,253,398
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	852	832,475
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	143	152,291
Southwestern Electric Power Co., Series N, 1.65%,
03/15/26 (Call 02/15/26)	535	521,919
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,135	1,180,283
Series C, 2.75%, 03/15/23 (Call 12/15/22)	900	911,514
WEC Energy Group Inc.
0.55%, 09/15/23	749	736,797
0.80%, 03/15/24 (Call 02/15/24)	315	308,101
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	356	350,239
1.75%, 03/15/27 (Call 02/15/27)	1,300	1,266,847
3.30%, 06/01/25 (Call 12/01/24)(a)	857	887,960
3.35%, 12/01/26 (Call 06/01/26)	90	94,310
		89,588,378
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	165	156,947
2.63%, 02/15/23 (Call 11/15/22)	644	652,313
3.15%, 06/01/25 (Call 03/01/25)	159	164,903
Vontier Corp, 1.80%, 04/01/26 (Call 03/01/26)	570	548,641
		1,522,804
Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	873	897,062
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	930	955,809
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	112	117,435
4.75%, 06/15/25 (Call 03/15/25)	615	663,339
5.00%, 02/15/23	586	606,474
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	50	52,011
Honeywell International Inc.
0.48%, 08/19/22 (Call 02/08/22)	386	385,851
1.10%, 03/01/27 (Call 02/01/27)	2,000	1,906,144
1.35%, 06/01/25 (Call 05/01/25)	1,244	1,228,420
2.15%, 08/08/22 (Call 07/08/22)	826	829,315
2.30%, 08/15/24 (Call 07/15/24)	1,246	1,266,479
2.50%, 11/01/26 (Call 08/01/26)(a)	40	41,036
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	97	94,573
4.70%, 09/15/22	795	809,493
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)	633	674,639
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(d)	600	587,022
1.75%, 08/09/26 (Call 07/09/26)(a)(d)	625	603,511
		11,718,613
Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	1,742	1,765,947
2.90%, 07/01/26 (Call 04/01/26)(a)	10	10,265
3.20%, 03/15/25 (Call 12/15/24)	877	905,712
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	1,198	1,143,980
2.40%, 05/15/23 (Call 03/15/23)	966	976,803

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control (continued)
2.90%, 09/15/22 (Call 06/15/22)	$828	$834,294
		5,637,001
Food — 1.0%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	972	994,919
3.95%, 03/15/25 (Call 01/15/25)	915	965,176
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)(a)	1,220	1,202,103
4.30%, 05/01/24 (Call 04/01/24)	1,484	1,561,883
4.60%, 11/01/25 (Call 09/01/25)(a)	737	794,753
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	794	802,173
3.65%, 02/15/24 (Call 11/15/23)	170	176,235
3.70%, 10/17/23 (Call 09/17/23)	1,705	1,768,671
4.00%, 04/17/25 (Call 02/17/25)	1,053	1,112,681
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	85	86,402
3.38%, 05/15/23 (Call 04/15/23)	730	748,640
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	155	151,793
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	30	31,152
JM Smucker Co. (The), 3.50%, 03/15/25	420	440,157
Kellogg Co.
2.65%, 12/01/23	953	970,785
3.25%, 04/01/26	235	244,202
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	195	198,538
3.50%, 02/01/26 (Call 11/01/25)	330	347,217
3.85%, 08/01/23 (Call 05/01/23)	901	928,675
4.00%, 02/01/24 (Call 11/01/23)	745	776,631
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	836	793,954
2.70%, 08/15/22 (Call 07/15/22)(a)	628	633,217
3.15%, 08/15/24 (Call 06/15/24)	1,195	1,230,299
Mondelez International Inc.
0.63%, 07/01/22	1,209	1,208,090
1.50%, 05/04/25 (Call 04/04/25)	1,159	1,140,130
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)(a)	105	109,376
3.75%, 10/01/25 (Call 07/01/25)	1,353	1,427,572
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	1,825	1,908,133
4.00%, 03/01/26 (Call 01/01/26)	826	878,571
4.50%, 06/15/22 (Call 03/15/22)	985	988,379
		24,620,507
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	386	434,877

Gas — 0.2%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/14/22)	345	342,312
CenterPoint Energy Resources Corp., 0.70%, 03/02/23
(Call 02/28/22)	90	89,194
Eastern Energy Gas Holdings LLC, Series A, 2.50%,
11/15/24 (Call 10/15/24)	929	943,227
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	476	483,555
5.50%, 01/15/26 (Call 12/15/25)	1,150	1,255,505
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	1,620	1,550,024
ONE Gas Inc.
0.85%, 03/11/23 (Call 02/28/22)	190	188,897
1.10%, 03/11/24 (Call 02/14/22)	805	790,864
	Par
Security	(000)	Value

Gas (continued)
Southern California Gas Co., Series TT, 2.60%, 06/15/26
(Call 03/15/26)	$15	$15,328
		5,658,906
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 3.40%, 03/01/26
(Call 01/01/26)	260	273,033

Health Care - Products — 1.2%
Abbott Laboratories
2.55%, 03/15/22	295	295,342
2.95%, 03/15/25 (Call 12/15/24)	1,367	1,413,319
3.40%, 11/30/23 (Call 09/30/23)(a)	1,625	1,680,041
3.75%, 11/30/26 (Call 08/30/26)	455	491,670
Baxter International Inc.
0.87%, 12/01/23(d)	175	172,708
1.32%, 11/29/24(a)(d)	40	39,297
1.92%, 02/01/27 (Call 01/01/27)(d)	1,950	1,910,786
2.27%, 12/01/28 (Call 10/01/28)(d)	370	361,874
2.60%, 08/15/26 (Call 05/15/26)	5	5,080
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	1,533	1,521,044
3.45%, 03/01/24 (Call 02/01/24)	1,261	1,304,766
3.75%, 03/01/26 (Call 01/01/26)	330	348,802
3.85%, 05/15/25	854	901,951
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	660	690,393
DH Europe Finance II Sarl
2.05%, 11/15/22(a)	1,097	1,106,593
2.20%, 11/15/24 (Call 10/15/24)	1,326	1,337,480
Medtronic Inc., 3.50%, 03/15/25	2,369	2,487,455
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	85	83,588
0.85%, 09/15/24 (Call 09/15/22)	55	53,478
Stryker Corp.
0.60%, 12/01/23 (Call 02/08/22)	814	803,645
1.15%, 06/15/25 (Call 05/15/25)(a)	900	875,117
3.38%, 05/15/24 (Call 02/15/24)	824	851,579
3.38%, 11/01/25 (Call 08/01/25)	270	281,640
3.50%, 03/15/26 (Call 12/15/25)	1,245	1,309,511
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	2,040	2,019,151
1.22%, 10/18/24 (Call 10/18/22)	1,910	1,881,674
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	2,930	2,889,074
3.05%, 01/15/26 (Call 12/15/25)	879	901,422
3.15%, 04/01/22 (Call 02/28/22)	570	571,480
		28,589,960
Health Care - Services — 1.9%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,920	1,939,296
2.80%, 06/15/23 (Call 04/15/23)	2,126	2,161,047
3.50%, 11/15/24 (Call 08/15/24)	837	869,637
Anthem Inc.
0.45%, 03/15/23	889	881,436
1.50%, 03/15/26 (Call 02/15/26)	1,050	1,027,442
2.38%, 01/15/25 (Call 12/15/24)	1,866	1,890,843
2.95%, 12/01/22 (Call 11/01/22)	1,398	1,418,831
3.13%, 05/15/22	771	775,861
3.35%, 12/01/24 (Call 10/01/24)	1,723	1,788,137
3.50%, 08/15/24 (Call 05/15/24)	1,195	1,242,038

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	$1,057	$1,076,210
2.95%, 11/01/22	439	444,709
HCA Inc.
4.75%, 05/01/23	1,812	1,880,578
5.00%, 03/15/24	2,608	2,769,895
5.25%, 04/15/25(a)	2,165	2,355,447
5.25%, 06/15/26 (Call 12/15/25)	1,957	2,137,901
Humana Inc.
0.65%, 08/03/23 (Call 02/07/22)	130	128,378
1.35%, 02/03/27 (Call 01/03/27)	695	657,853
3.15%, 12/01/22 (Call 09/01/22)	889	897,874
3.85%, 10/01/24 (Call 07/01/24)	1,022	1,068,877
4.50%, 04/01/25 (Call 03/01/25)	542	580,310
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	510	493,778
3.25%, 09/01/24 (Call 07/01/24)	1,302	1,342,478
3.60%, 02/01/25 (Call 11/01/24)	1,063	1,105,688
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	595	622,176
3.50%, 03/30/25 (Call 12/30/24)	692	722,000
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	575	562,868
1.15%, 05/15/26 (Call 04/15/26)(a)	1,190	1,151,483
1.25%, 01/15/26	721	702,797
2.38%, 10/15/22	1,318	1,328,195
2.38%, 08/15/24	1,129	1,151,876
2.75%, 02/15/23 (Call 11/15/22)	560	566,818
2.88%, 03/15/22 (Call 02/28/22)	704	705,409
2.88%, 03/15/23	1,102	1,124,826
3.10%, 03/15/26	1,199	1,255,226
3.35%, 07/15/22(a)	903	911,490
3.50%, 06/15/23	950	979,252
3.50%, 02/15/24	1,194	1,243,877
3.75%, 07/15/25	1,746	1,857,907
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)(d)	255	245,839
		46,066,583
Holding Companies - Diversified — 0.7%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,510	1,456,941
2.88%, 06/15/27 (Call 05/15/27)	500	491,093
3.25%, 07/15/25 (Call 06/15/25)	355	361,639
3.50%, 02/10/23 (Call 01/10/23)(a)	1,790	1,823,855
3.88%, 01/15/26 (Call 12/15/25)	1,257	1,296,680
4.20%, 06/10/24 (Call 05/10/24)	1,430	1,490,261
4.25%, 03/01/25 (Call 01/01/25)	483	503,840
Blackstone Private Credit Fund
2.35%, 11/22/24(d)	220	217,112
2.63%, 12/15/26 (Call 11/15/26)(d)	1,150	1,089,869
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)	100	98,360
3.63%, 01/15/26 (Call 12/15/25)(a)	1,890	1,938,180
FS KKR Capital Corp.
1.65%, 10/12/24	160	156,635
3.25%, 07/15/27 (Call 06/15/27)	500	491,890
3.40%, 01/15/26 (Call 12/15/25)	1,260	1,256,012
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	1,165	1,122,559
3.38%, 04/15/24 (Call 03/15/24)	145	147,297
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	$100	$95,796
3.40%, 07/15/26 (Call 06/15/26)	232	230,981
3.75%, 07/22/25 (Call 06/22/25)	914	933,365
4.25%, 01/15/26 (Call 12/15/25)	1,032	1,066,837
		16,269,202
Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,270	1,212,923
2.50%, 10/15/24 (Call 09/15/24)	644	653,253
2.60%, 10/15/25 (Call 09/15/25)	923	934,790
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	655	688,562
4.75%, 11/15/22 (Call 08/15/22)	629	640,746
4.75%, 05/30/25 (Call 02/28/25)	954	1,023,623
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	888	898,773
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	500	555,775
5.50%, 03/01/26 (Call 12/01/25)	175	195,036
		6,803,481
Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	703	707,814
3.50%, 12/15/24 (Call 09/15/24)(a)	578	605,622
		1,313,436
Insurance — 1.6%
Aflac Inc., 3.63%, 11/15/24(a)	1,007	1,058,833
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	217	208,010
3.15%, 06/15/23	970	993,840
3.28%, 12/15/26 (Call 09/15/26)	910	960,116
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	867	881,039
3.75%, 07/10/25 (Call 04/10/25)	883	932,188
3.90%, 04/01/26 (Call 01/01/26)	2,097	2,226,806
4.13%, 02/15/24	2,052	2,154,269
Aon Corp., 2.20%, 11/15/22(a)	911	916,790
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	949	984,670
3.88%, 12/15/25 (Call 09/15/25)	130	137,574
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	1,910	2,056,339
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	853	856,941
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	2,951	2,998,368
3.00%, 02/11/23	305	310,458
3.13%, 03/15/26 (Call 12/15/25)	2,626	2,746,878
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	296	311,953
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	1,037	1,046,363
3.35%, 05/15/24	121	125,718
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	653	680,999
4.50%, 03/01/26 (Call 12/01/25)	470	509,803
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	99	107,357
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,090	1,121,235
Jackson Financial Inc., 1.13%, 11/22/23(d)	105	103,830
Lincoln National Corp., 4.00%, 09/01/23	823	854,358

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	$577	$584,861
3.75%, 04/01/26 (Call 01/01/26)	120	127,890
Manulife Financial Corp., 4.15%, 03/04/26	520	558,408
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,047	1,088,169
3.50%, 03/10/25 (Call 12/10/24)	931	974,353
3.75%, 03/14/26 (Call 12/14/25)	858	914,425
3.88%, 03/15/24 (Call 02/15/24)(a)	1,567	1,639,280
MetLife Inc.
3.00%, 03/01/25	626	649,492
3.60%, 04/10/24	1,553	1,621,011
3.60%, 11/13/25 (Call 08/13/25)(a)	234	247,750
Series D, 4.37%, 09/15/23.	1,401	1,468,078
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	165	175,193
Prudential Financial Inc., 1.50%, 03/10/26
(Call 02/10/26)(a)	910	897,412
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	800	860,704
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,306	1,354,952
		38,446,713
Internet — 1.3%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,644	1,577,561
2.00%, 08/15/26 (Call 05/15/26)	270	272,212
3.38%, 02/25/24	1,313	1,366,544
Amazon.com Inc.
0.25%, 05/12/23	504	499,233
0.40%, 06/03/23(a)	1,612	1,598,451
0.45%, 05/12/24	1,208	1,181,852
0.80%, 06/03/25 (Call 05/03/25)	2,461	2,387,158
1.00%, 05/12/26 (Call 04/12/26)	1,455	1,410,135
2.40%, 02/22/23 (Call 01/22/23)	1,799	1,822,721
2.50%, 11/29/22 (Call 08/29/22)	1,952	1,971,681
2.80%, 08/22/24 (Call 06/22/24)	3,410	3,511,410
3.80%, 12/05/24 (Call 09/05/24)	1,733	1,832,752
5.20%, 12/03/25 (Call 09/03/25)(a)	752	838,058
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	763	774,382
3.60%, 06/01/26 (Call 03/01/26)(a)	342	362,665
3.65%, 03/15/25 (Call 12/15/24)(a)	227	238,299
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	1,510	1,457,822
1.90%, 03/11/25 (Call 02/11/25)	1,593	1,587,032
2.60%, 07/15/22 (Call 04/15/22)	55	55,221
2.75%, 01/30/23 (Call 12/30/22)	948	962,149
3.45%, 08/01/24 (Call 05/01/24)	1,058	1,095,707
3.80%, 03/09/22 (Call 02/09/22)	492	493,178
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	265	272,803
4.50%, 08/15/24 (Call 05/15/24)	198	208,594
5.00%, 02/15/26 (Call 11/15/25)	1,257	1,376,843
Netflix Inc.
4.38%, 11/15/26	575	617,406
5.88%, 02/15/25	1,170	1,285,972
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	1,165	1,266,171
		32,324,012
	Par
Security	(000)	Value

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	$755	$752,889
4.00%, 08/01/23 (Call 05/01/23)	708	730,596
4.13%, 09/15/22 (Call 06/15/22)(a)	984	996,296
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	515	529,454
		3,009,235
Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	105	104,226
1.80%, 10/01/24 (Call 10/01/22)	160	158,810
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	662	657,069
3.20%, 08/08/24 (Call 07/08/24)	2,297	2,323,389
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	645	667,703
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,200	1,325,890
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	335	342,979
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	2,000	1,959,713
5.13%, 08/08/25 (Call 06/08/25)	245	251,652
		7,791,431
Machinery — 1.8%
ABB Finance USA Inc., 2.88%, 05/08/22	1,160	1,166,801
Caterpillar Financial Services Corp.
0.25%, 03/01/23	1,253	1,243,183
0.45%, 09/14/23	245	241,959
0.45%, 05/17/24	1,100	1,073,641
0.60%, 09/13/24	120	116,988
0.65%, 07/07/23	572	567,362
0.80%, 11/13/25(a)	1,266	1,219,480
0.90%, 03/02/26	990	951,824
0.95%, 05/13/22(a)	572	572,717
0.95%, 01/10/24	1,000	992,429
1.15%, 09/14/26	658	634,637
1.45%, 05/15/25	884	874,947
1.90%, 09/06/22(a)	815	819,498
1.95%, 11/18/22	790	797,196
2.15%, 11/08/24	1,455	1,473,458
2.40%, 06/06/22	634	637,867
2.55%, 11/29/22(a)	699	708,863
2.85%, 06/01/22	495	498,911
2.85%, 05/17/24	765	787,497
2.95%, 02/26/22	503	503,723
3.25%, 12/01/24	541	563,693
3.45%, 05/15/23	845	869,641
3.65%, 12/07/23	934	973,215
3.75%, 11/24/23	335	349,253
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	1,488	1,544,636
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	225	215,394
1.88%, 01/15/26 (Call 12/15/25)	855	843,400
1.95%, 07/02/23	872	875,805
4.20%, 01/15/24	617	644,361
4.38%, 04/05/22	186	187,126
CNH Industrial NV, 4.50%, 08/15/23	829	862,700
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	819	820,781
2.75%, 04/15/25 (Call 03/15/25)	760	785,323

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
John Deere Capital Corp.
0.25%, 01/17/23(a)	$610	$604,300
0.40%, 10/10/23	426	419,998
0.45%, 01/17/24	550	541,177
0.45%, 06/07/24	455	444,341
0.63%, 09/10/24	195	190,322
0.70%, 01/15/26	1,115	1,069,063
0.90%, 01/10/24	345	341,928
1.05%, 06/17/26(a)	2,395	2,315,300
1.20%, 04/06/23	140	140,126
2.05%, 01/09/25	224	226,570
2.15%, 09/08/22	703	706,789
2.60%, 03/07/24	999	1,022,584
2.65%, 06/24/24	772	792,067
2.65%, 06/10/26	345	354,462
2.70%, 01/06/23	436	441,891
2.75%, 03/15/22	718	719,816
2.80%, 01/27/23	425	431,691
2.80%, 03/06/23	253	258,003
3.35%, 06/12/24	705	734,705
3.45%, 03/13/25	1,006	1,058,311
3.65%, 10/12/23	566	588,346
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	2,250	2,256,918
Rockwell Automation Inc., 0.35%, 08/15/23
(Call 08/15/22)	200	197,352
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	586	603,829
3.45%, 11/15/26 (Call 08/15/26)	1,110	1,151,649
4.40%, 03/15/24 (Call 02/15/24)	1,202	1,257,650
		44,287,497

Machinery - Diversified — 0.0%
John Deere Capital Corp., 1.25%, 01/10/25	700	691,967

Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	476	479,880
2.00%, 06/26/22	977	980,134
2.00%, 02/14/25 (Call 01/14/25)(a)	614	619,944
2.25%, 03/15/23 (Call 02/15/23)	1,086	1,099,513
2.25%, 09/19/26 (Call 06/19/26)	40	40,440
2.65%,04/15/25 (Call 03/15/25)	863	883,757
3.00%, 08/07/25	740	770,142
3.25%, 02/14/24 (Call 01/14/24)	1,284	1,331,273
Eaton Corp., 2.75%, 11/02/22(a)	3,041	3,082,703
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	55	56,840
3.50%, 03/01/24 (Call 12/01/23)	194	201,194
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,013	1,033,543
3.30%, 11/21/24 (Call 08/21/24)	709	732,084
Trane Technologies Global Holding Co. Ltd., 4.25%,
06/15/23	823	854,193
Trane Technologies Luxembourg Finance SA, 3.55%,
11/01/24 (Call 08/01/24)(a)	830	862,511
		13,028,151
Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	4,497	4,547,403
4.50%, 02/01/24 (Call 01/01/24)	2,176	2,283,555
	Par
Security	(000)	Value

Media (continued)
4.91%, 07/23/25 (Call 04/23/25)	$5,261	$5,678,363
Comcast Cable Communications Holdings Inc., 9.46%,
11/15/22	1,395	1,487,498
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	25	25,236
3.15%, 03/01/26 (Call 12/01/25)	1,955	2,039,968
3.38%, 02/15/25 (Call 11/15/24)(a)	1,400	1,461,633
3.38%, 08/15/25 (Call 05/15/25)	1,713	1,794,040
3.70%, 04/15/24 (Call 03/15/24)	3,258	3,401,280
3.95%, 10/15/25 (Call 08/15/25)	1,740	1,861,303
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	1,252	1,272,088
4.90%, 03/11/26 (Call 12/11/25)	110	119,341
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	1,019	1,048,001
4.03%, 01/25/24 (Call 12/25/23)	1,266	1,322,523
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	105	109,674
4.30%, 11/23/23 (Call 08/23/23)(a)	914	951,456
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,871	2,011,064
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	40	39,600
2.35%, 12/01/22	1,096	1,106,465
2.45%, 03/04/22	527	527,891
3.00%, 02/13/26	1,999	2,070,602
3.15%, 09/17/25	210	218,329
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	25	25,414
3.50%, 01/15/25 (Call 10/15/24)	1,020	1,060,431
3.70%,08/15/24 (Call 05/15/24)(a)	1,111	1,158,129
4.00%, 01/15/26 (Call 10/15/25)	521	553,193
4.75%, 05/15/25 (Call 04/15/25)	1,681	1,811,282
Walt Disney Co. (The)
1.65%, 09/01/22	1,130	1,137,602
1.75%, 08/30/24 (Call 07/30/24)	2,134	2,140,026
1.75%, 01/13/26(a)	1,593	1,577,773
3.00%, 09/15/22(a)	1,538	1,559,535
3.35%, 03/24/25	1,904	1,987,895
3.70%, 09/15/24 (Call 06/15/24)	976	1,020,805
3.70%, 10/15/25 (Call 07/15/25)	376	397,121
		49,806,519

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	906	915,046
3.25%, 06/15/25 (Call 03/15/25)	393	410,048
		1,325,094

Mining — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	935	935,956
3.85%, 09/30/23	723	751,799
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	1,000	1,014,560
4.55%, 11/14/24 (Call 08/14/24)	805	845,250
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	705	754,840
		4,302,405

Oil & Gas — 4.0%
BP Capital Markets America Inc.
2.75%, 05/10/23	1,446	1,475,698
3.02%, 01/16/27 (Call 10/16/26)	2,000	2,070,973

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Oil & Gas (continued)
3.12%, 05/04/26 (Call 02/04/26)	$340	$352,608
3.19%, 04/06/25 (Call 03/06/25)	1,338	1,387,322
3.41%, 02/11/26 (Call 12/11/25)	345	361,269
3.79%, 02/06/24 (Call 01/06/24)	1,348	1,405,793
3.80%, 09/21/25 (Call 07/21/25)	1,230	1,303,226
BP Capital Markets PLC
2.50%, 11/06/22	1,030	1,041,911
3.51%, 03/17/25	1,600	1,671,764
3.54%, 11/04/24	932	973,374
3.81%, 02/10/24	1,540	1,608,511
3.99%, 09/26/23	913	951,791
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	772	766,304
3.80%, 04/15/24 (Call 01/15/24)	565	585,815
3.90%, 02/01/25 (Call 11/01/24)	538	563,740
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	1,535	1,678,906
Chevron Corp.
1.14%, 05/11/23	811	811,788
1.55%, 05/11/25 (Call 04/11/25)	3,013	2,991,405
2.36%, 12/05/22 (Call 09/05/22)	2,387	2,401,619
2.41%, 03/03/22 (Call 02/03/22)	815	815,702
2.50%, 03/03/22 (Call 02/03/22)	478	478,443
2.57%, 05/16/23 (Call 03/16/23)	1,061	1,080,044
2.90%, 03/03/24 (Call 01/03/24)	904	929,758
2.95%, 05/16/26 (Call 02/16/26)	1,325	1,376,317
3.19%, 06/24/23 (Call 03/24/23)(a)	2,426	2,484,167
3.33%, 11/17/25 (Call 08/17/25)	579	608,403
Chevron USA Inc.
0.43%, 08/11/23	806	796,517
0.69%, 08/12/25 (Call 07/12/25)	1,378	1,327,133
3.90%, 11/15/24 (Call 08/15/24)	1,172	1,238,707
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,510	1,673,611
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,070	1,100,228
4.50%, 04/15/23 (Call 01/15/23)	1,040	1,066,026
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(d)	1,213	1,271,551
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	1,246	1,271,158
3.25%, 12/01/26 (Call 10/01/26)	200	206,574
4.75%, 05/31/25 (Call 04/30/25)(a)	945	1,018,204
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,480	1,497,681
3.15%, 04/01/25 (Call 01/01/25)	615	636,704
4.15%, 01/15/26 (Call 10/15/25)	910	980,427
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	145	143,457
2.45%, 01/17/23	583	590,663
2.65%, 01/15/24(a)	1,316	1,346,462
2.88%, 04/06/25 (Call 03/06/25)	2,084	2,141,761
3.25%, 11/10/24	165	171,322
3.70%, 03/01/24	1,312	1,369,245
Exxon Mobil Corp.
1.57%, 04/15/23	1,382	1,389,793
1.90%, 08/16/22(a)	930	936,029
2.02%, 08/16/24 (Call 07/16/24)	2,203	2,226,411
2.28%, 08/16/26 (Call 06/16/26)	100	101,413
2.71%, 03/06/25 (Call 12/06/24)	1,730	1,778,119
2.73%, 03/01/23 (Call 01/01/23)(a)	1,326	1,346,574
2.99%, 03/19/25 (Call 02/19/25)	3,288	3,395,514
3.04%, 03/01/26 (Call 12/01/25)	1,850	1,922,960
	Par
Security	(000)	Value
Oil & Gas (continued)
3.18%, 03/15/24 (Call 12/15/23)	$744	$769,666
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,383	1,516,864
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,236	1,281,720
4.70%, 05/01/25 (Call 04/01/25)(a)	2,418	2,599,409
5.13%, 12/15/26 (Call 09/15/26)	200	223,553
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)(a)	930	1,015,700
5.63%, 07/01/24	1,180	1,271,570
Phillips 66
0.90%, 02/15/24 (Call 02/28/22)	711	701,622
1.30%, 02/15/26 (Call 01/15/26)	370	355,501
3.70%, 04/06/23	589	604,212
3.85%, 04/09/25 (Call 03/09/25)(a)	1,241	1,301,552
4.30%, 04/01/22	605	608,794
Pioneer Natural Resources Co.
0.55%, 05/15/23	410	405,233
0.75%, 01/15/24 (Call 02/08/22)	185	181,377
1.13%, 01/15/26 (Call 12/15/25)	880	841,941
4.45%, 01/15/26 (Call 10/15/25)	107	114,812
Shell International Finance BV
0.38%, 09/15/23	170	167,653
2.00%, 11/07/24 (Call 10/07/24)	1,958	1,978,850
2.50%, 09/12/26	300	306,525
2.88%, 05/10/26(a)	2,160	2,245,476
3.25%, 05/11/25	3,290	3,442,843
3.50%, 11/13/23 (Call 10/13/23)	1,763	1,827,864
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	544	562,003
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	1,542	1,572,365
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	869	886,819
2.88%, 02/17/22	903	903,630
3.70%, 01/15/24	1,250	1,303,168
3.75%, 04/10/24	1,282	1,341,613
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	2,183	2,226,191
3.40%, 09/15/26 (Call 06/15/26)	215	223,719
		97,903,140
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	310	308,530
2.06%, 12/15/26 (Call 11/15/26)	1,830	1,808,491
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	1,092	1,119,050
3.80%, 11/15/25 (Call 08/15/25)(a)	1,110	1,177,263
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	590	576,424
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	1,880	1,943,833
		6,933,591
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	2,020	2,114,161
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)	165	162,413
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	460	472,313
3.75%, 03/15/25 (Call 01/15/25)	577	605,994
4.65%, 03/15/26 (Call 01/15/26)	1,645	1,801,234
		5,156,115

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Pharmaceuticals — 6.3%
AbbVie Inc.
2.30%, 11/21/22	$2,295	$2,322,280
2.60%, 11/21/24 (Call 10/21/24)(a)	3,365	3,428,432
2.85%, 05/14/23 (Call 03/14/23)	1,866	1,897,308
2.90%, 11/06/22	3,900	3,944,937
2.95%, 11/21/26 (Call 09/21/26)(a)	2,900	2,977,580
3.20%, 11/06/22 (Call 09/06/22)	1,876	1,895,184
3.20%, 05/14/26 (Call 02/14/26)(a)	2,220	2,298,553
3.25%, 10/01/22 (Call 07/01/22)	2,550	2,568,569
3.60%, 05/14/25 (Call 02/14/25)	4,387	4,587,577
3.75%, 11/14/23 (Call 10/14/23)(a)	2,195	2,277,211
3.80%, 03/15/25 (Call 12/15/24)	3,725	3,910,329
3.85%, 06/15/24 (Call 03/15/24)	1,098	1,146,856
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/15/22)	1,070	1,063,267
3.25%, 03/01/25 (Call 12/01/24)	410	423,688
3.40%, 05/15/24 (Call 02/15/24)	824	852,304
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	2,935	2,876,163
1.20%, 05/28/26 (Call 04/28/26)	3,147	3,048,184
AstraZeneca PLC
0.30%, 05/26/23	2,005	1,984,991
0.70%, 04/08/26 (Call 03/08/26)(a)	180	171,135
2.38%, 06/12/22 (Call 05/12/22)	782	784,365
3.38%, 11/16/25	1,352	1,423,885
3.50%, 08/17/23 (Call 07/17/23)	1,448	1,495,255
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,280	1,323,424
3.73%, 12/15/24 (Call 09/15/24)	505	527,430
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 02/28/22)	231	228,190
0.75%, 11/13/25 (Call 10/13/25)(a)	440	421,986
2.00%, 08/01/22(a)	1,220	1,224,414
2.60%, 05/16/22	881	884,003
2.75%, 02/15/23 (Call 01/15/23)	896	908,821
2.90%, 07/26/24 (Call 06/26/24)	3,108	3,205,428
3.20%, 06/15/26 (Call 04/15/26)(a)	2,285	2,395,923
3.25%, 08/15/22	967	976,946
3.25%, 02/20/23 (Call 01/20/23)(a)	641	653,111
3.25%, 11/01/23	395	407,040
3.55%, 08/15/22	1,304	1,320,399
3.88%, 08/15/25 (Call 05/15/25)	1,776	1,888,525
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,040	1,066,648
3.20%, 03/15/23	825	842,805
3.75%, 09/15/25 (Call 06/15/25)	615	648,037
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	808	789,284
1.25%, 03/15/26 (Call 02/15/26)(a)	2,083	2,013,651
3.00%, 07/15/23 (Call 05/16/23)	1,560	1,590,060
3.25%, 04/15/25 (Call 01/15/25)	1,443	1,496,006
3.50%, 06/15/24 (Call 03/17/24)	604	625,572
3.75%, 07/15/23 (Call 06/15/23)	1,379	1,422,611
4.13%, 11/15/25 (Call 09/15/25)	2,155	2,303,076
4.50%, 02/25/26 (Call 11/27/25)	911	986,493
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	1,661	1,696,312
2.75%, 12/01/22 (Call 09/01/22)	1,875	1,894,974
2.88%, 06/01/26 (Call 03/01/26)	2,234	2,289,636
3.00%, 08/15/26 (Call 06/15/26)	130	134,002
	Par
Security	(000)	Value
Pharmaceuticals (continued)
3.38%, 08/12/24 (Call 05/12/24)(a)	$1,113	$1,153,547
3.50%, 07/20/22 (Call 05/20/22)	2,137	2,149,940
3.88%, 07/20/25 (Call 04/20/25)	2,617	2,766,632
4.10%, 03/25/25 (Call 01/25/25)(a)	1,707	1,811,652
Eli Lilly & Co.
2.35%, 05/15/22	546	547,803
2.75%, 06/01/25 (Call 03/01/25)(a)	717	738,252
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,848	1,883,456
3.38%, 05/15/23	1,727	1,774,500
3.63%, 05/15/25	118	124,806
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,966	1,941,878
2.85%, 05/08/22	1,015	1,021,640
2.88%, 06/01/22 (Call 05/01/22)	635	637,476
3.00%, 06/01/24 (Call 05/01/24)	2,029	2,094,664
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	517	496,371
2.05%, 03/01/23 (Call 01/01/23)(a)	614	621,352
2.25%, 03/03/22 (Call 02/28/22)	807	807,731
2.45%, 03/01/26 (Call 12/01/25)	285	291,256
2.63%, 01/15/25 (Call 11/15/24)	596	615,282
3.38%, 12/05/23(a)	355	369,966
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	848	805,827
1.30%, 08/15/26 (Call 07/15/26)	2,640	2,524,120
3.80%, 03/15/24 (Call 12/15/23)(a)	1,371	1,421,718
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	449	481,347
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	480	460,588
1.70%, 06/10/27 (Call 05/10/27)	2,545	2,496,184
2.35%, 02/10/22	120	120,031
2.40%, 09/15/22 (Call 06/15/22)	1,001	1,005,468
2.75%, 02/10/25 (Call 11/10/24)	3,080	3,174,782
2.80%, 05/18/23	2,409	2,460,697
2.90%, 03/07/24 (Call 02/07/24)	817	841,534
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	975	1,012,009
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	386	386,530
2.40%, 05/17/22 (Call 04/17/22)(a)	631	632,538
2.40%, 09/21/22(a)	1,693	1,705,504
3.00%, 11/20/25 (Call 08/20/25)(a)	1,719	1,790,192
3.40%, 05/06/24	2,872	2,993,683
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,296	1,258,554
2.75%, 06/03/26(a)	175	181,668
2.80%, 03/11/22	918	919,227
2.95%, 03/15/24 (Call 02/15/24)(a)	711	733,242
3.00%, 06/15/23	1,402	1,437,441
3.00%, 12/15/26	70	73,554
3.20%, 09/15/23 (Call 08/15/23)	1,446	1,489,878
3.40%, 05/15/24	1,387	1,447,364
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	1,339	1,376,697
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	3,476	3,543,552
3.20%, 09/23/26 (Call 06/23/26)	3,215	3,335,379
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	2,120	2,218,080

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	$2,140	$2,257,469
Viatris Inc.
1.13%, 06/22/22(a)	643	641,708
1.65%, 06/22/25 (Call 05/22/25)	1,579	1,547,192
Wyeth LLC, 6.45%, 02/01/24(a)	103	112,715
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	2,014	2,038,570
4.50%, 11/13/25 (Call 08/13/25)	1,010	1,091,911
		155,408,017
Pipelines — 3.5%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	353	376,765
5.95%, 06/01/26 (Call 03/01/26)	1,010	1,132,386
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,682	1,837,177
7.00%, 06/30/24 (Call 01/01/24)	1,564	1,708,950
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	809	868,397
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	789	884,999
Enbridge Inc.
0.55%, 10/04/23	625	614,634
1.60%, 10/04/26 (Call 09/04/26)	1,370	1,325,361
2.50%, 01/15/25 (Call 12/15/24)	857	868,730
2.90%, 07/15/22 (Call 06/15/22)	1,043	1,048,476
3.50%, 06/10/24 (Call 03/10/24)	907	934,983
4.00%, 10/01/23 (Call 07/01/23)	1,100	1,138,303
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)(a)	1,153	1,169,698
3.60%, 02/01/23 (Call 11/01/22)	1,391	1,413,284
3.90%, 05/15/24 (Call 02/15/24)(a)	863	892,029
3.90%, 07/15/26 (Call 04/15/26)	5	5,234
4.05%, 03/15/25 (Call 12/15/24)	1,541	1,611,995
4.25%, 03/15/23 (Call 12/15/22)	1,148	1,174,108
4.25%, 04/01/24 (Call 01/01/24)	704	733,184
4.50%, 04/15/24 (Call 03/15/24)	906	948,416
4.75%, 01/15/26 (Call 10/15/25)	1,518	1,631,120
5.88%, 01/15/24 (Call 10/15/23)	1,288	1,373,569
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,093	1,132,661
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,182	1,225,821
5.00%, 10/01/22 (Call 07/01/22)	983	999,132
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	2,180	2,220,647
3.50%, 02/01/22	889	889,000
3.70%, 02/15/26 (Call 11/15/25)	360	379,710
3.75%, 02/15/25 (Call 11/15/24)	1,749	1,834,124
3.90%, 02/15/24 (Call 11/15/23)	1,533	1,594,734
4.05%, 02/15/22	766	766,706
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	652	661,849
3.50%, 09/01/23 (Call 06/01/23)	563	577,567
3.95%, 09/01/22 (Call 06/01/22)(a)	1,831	1,847,645
4.15%, 02/01/24 (Call 11/01/23)	1,288	1,339,575
4.25%, 09/01/24 (Call 06/01/24)	1,068	1,122,286
4.30%, 05/01/24 (Call 02/01/24)	1,126	1,178,603
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	45	43,842
3.15%, 01/15/23 (Call 12/15/22)	1,228	1,248,700
	Par
Security	(000)	Value
Pipelines (continued)
4.30%, 06/01/25 (Call 03/01/25)	$990	$1,050,818
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	107	117,062
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,790	1,742,760
3.38%, 03/15/23 (Call 02/15/23)	1,184	1,207,652
4.00%, 02/15/25 (Call 11/15/24)	463	486,024
4.50%, 07/15/23 (Call 04/15/23)	1,488	1,536,802
4.88%, 12/01/24 (Call 09/01/24)	1,852	1,982,973
4.88%, 06/01/25 (Call 03/01/25)	1,092	1,176,437
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	1,310	1,328,511
5.85%, 01/15/26 (Call 12/15/25)	155	174,091
7.50%, 09/01/23 (Call 06/01/23)	816	878,074
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	2,193	2,209,247
4.90%, 03/15/25 (Call 12/15/24)(a)	208	223,502
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	150	155,922
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,442	1,490,586
3.65%, 06/01/22 (Call 03/01/22)	390	392,400
3.85%, 10/15/23 (Call 07/15/23)	821	845,440
4.50%, 12/15/26 (Call 09/15/26)	30	32,232
4.65%, 10/15/25 (Call 07/15/25)	1,659	1,781,801
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	2,130	2,212,602
5.63%, 03/01/25 (Call 12/01/24)	3,136	3,426,899
5.75%, 05/15/24 (Call 02/15/24)	2,687	2,885,746
5.88%, 06/30/26 (Call 12/31/25)	157	176,896
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	340	354,223
3.50%, 03/15/25 (Call 12/15/24)	237	246,022
4.75%, 03/15/24 (Call 12/15/23)	1,622	1,709,924
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,065	1,040,953
2.50%, 08/01/22	1,215	1,220,477
3.75%, 10/16/23 (Call 07/16/23)	1,193	1,230,725
4.88%, 01/15/26 (Call 10/15/25)	234	256,264
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)	1,145	1,367,975
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,489	1,496,430
3.70%, 01/15/23 (Call 10/15/22)	1,372	1,395,988
3.90%, 01/15/25 (Call 10/15/24)	1,256	1,322,191
4.00%, 09/15/25 (Call 06/15/25)	307	324,598
4.30%, 03/04/24 (Call 12/04/23)	1,613	1,687,105
4.50%, 11/15/23 (Call 08/15/23)(a)	1,048	1,096,403
4.55%, 06/24/24 (Call 03/24/24)	1,692	1,784,356
		86,802,511
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	842	887,565
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	1,260	1,382,858
		2,270,423
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25
(Call 02/28/25)	893	934,770
American Tower Corp.
0.60%, 01/15/24	855	836,439

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Real Estate Investment Trusts (continued)
1.30%, 09/15/25 (Call 08/15/25)	$770	$744,435
1.45%, 09/15/26 (Call 08/15/26)	540	518,692
1.60%, 04/15/26 (Call 03/15/26)(a)	1,190	1,152,995
2.40%, 03/15/25 (Call 02/15/25)	1,154	1,160,364
2.95%, 01/15/25 (Call 12/15/24)	796	815,646
3.00%, 06/15/23	1,112	1,135,536
3.38%, 05/15/24 (Call 04/15/24)	1,209	1,246,736
3.38%, 10/15/26 (Call 07/15/26)	90	93,588
3.50%, 01/31/23	1,338	1,366,280
4.00%, 06/01/25 (Call 03/01/25)	268	281,868
4.40%, 02/15/26 (Call 11/15/25)	358	383,422
5.00%, 02/15/24	1,639	1,743,004
AvalonBay Communities Inc., 3.45%, 06/01/25
(Call 03/03/25)(a)	1,183	1,239,389
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	10	10,197
3.13%, 09/01/23 (Call 06/01/23)	1,149	1,173,156
3.20%, 01/15/25 (Call 10/15/24)(a)	1,009	1,044,345
3.65%, 02/01/26 (Call 11/03/25)	1,398	1,472,530
3.80%, 02/01/24 (Call 11/01/23)	1,066	1,103,830
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	640	663,272
3.85%, 02/01/25 (Call 11/01/24)	240	251,047
4.13%, 06/15/26 (Call 03/15/26)	960	1,021,912
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,992	2,043,718
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	379	357,521
1.35%, 07/15/25 (Call 06/15/25)	1,660	1,611,175
3.15%, 07/15/23 (Call 06/15/23)	718	733,354
3.20%, 09/01/24 (Call 07/01/24)	758	780,801
3.70%, 06/15/26 (Call 03/15/26)	135	141,707
4.45%, 02/15/26 (Call 11/15/25)	1,165	1,251,631
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24
(Call 10/15/24)(a)	1,361	1,398,666
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,491	1,426,288
1.25%, 07/15/25 (Call 06/15/25)	943	913,272
1.45%, 05/15/26 (Call 04/15/26)	2,321	2,238,770
2.63%, 11/18/24 (Call 10/18/24)	508	515,507
2.90%, 11/18/26 (Call 09/18/26)	2,400	2,446,619
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	578	587,745
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	496	517,415
Federal Realty Investment Trust, 3.95%, 01/15/24
(Call 10/15/23)	142	147,314
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	531	569,618
5.38%, 11/01/23 (Call 08/01/23)	369	392,096
5.38%, 04/15/26 (Call 01/15/26)	1,658	1,791,670
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26
(Call 05/01/26)	45	47,226
Healthpeak Properties Inc., 3.25%, 07/15/26
(Call 05/15/26)(a)	170	177,312
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25
(Call 03/15/25)	100	104,377
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	40	40,757
3.30%, 02/01/25 (Call 12/01/24)	773	798,949
3.40%, 11/01/22 (Call 09/01/22)	828	837,622
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	104	109,375
	Par
Security	(000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 5.25%, 01/15/26
(Call 10/15/25)	$595	$650,694
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	765	734,341
1.50%, 11/09/26 (Call 10/09/26)(a)	525	514,439
2.37%, 09/15/22 (Call 08/15/22)(a)	667	671,730
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	100	103,466
3.88%, 04/15/25 (Call 02/15/25)	410	433,832
4.13%, 10/15/26 (Call 07/15/26)	200	216,988
4.60%, 02/06/24 (Call 11/06/23)	313	329,310
4.63%, 11/01/25 (Call 09/01/25)	842	917,696
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	185	200,043
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	2,000	1,919,340
2.00%, 09/13/24 (Call 06/13/24)	1,392	1,399,785
2.75%, 06/01/23 (Call 03/01/23)	1,213	1,230,464
3.30%, 01/15/26 (Call 10/15/25)	312	325,393
3.38%, 10/01/24 (Call 07/01/24)	1,295	1,345,357
3.50%, 09/01/25 (Call 06/01/25)	1,592	1,670,170
3.75%, 02/01/24 (Call 11/01/23)	480	498,845
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	973	1,011,924
4.13%, 01/15/26 (Call 10/15/25)	363	387,893
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	1,483	1,539,118
4.00%, 06/01/25 (Call 03/01/25)	1,546	1,639,931
4.25%, 04/01/26 (Call 01/01/26)	745	804,336
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	295	310,275
		61,229,328
Retail — 1.9%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	558	569,809
3.63%, 04/15/25 (Call 03/15/25)(a)	945	991,164
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	1,642	1,688,184
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,831	1,863,778
4.15%, 11/01/25 (Call 08/01/25)	169	180,398
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,465	1,546,699
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	95	95,976
2.63%, 06/01/22 (Call 05/01/22)	1,031	1,036,049
2.70%, 04/01/23 (Call 01/01/23)(a)	1,313	1,334,298
3.00%, 04/01/26 (Call 01/01/26)	1,827	1,912,236
3.25%, 03/01/22	842	843,390
3.35%, 09/15/25 (Call 06/15/25)	658	691,942
3.75%, 02/15/24 (Call 11/15/23)	1,561	1,627,582
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,581	1,614,746
3.12%, 04/15/22 (Call 02/28/22)	602	603,024
3.38%, 09/15/25 (Call 06/15/25)	1,461	1,529,364
3.88%, 09/15/23 (Call 06/15/23)	881	911,493
4.00%, 04/15/25 (Call 03/15/25)	1,379	1,463,334
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	580	571,252
3.25%, 06/10/24	136	141,189
3.30%, 07/01/25 (Call 06/01/25)	1,406	1,468,347
3.35%, 04/01/23 (Call 03/01/23)	1,633	1,670,978
3.38%, 05/26/25 (Call 02/26/25)(a)	1,345	1,407,161
3.70%, 01/30/26 (Call 10/30/25)	683	723,840

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Retail (continued)
O’Reilly Automotive Inc., 3.55%, 03/15/26
(Call 12/15/25)(a)	$453	$476,228
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	462	440,193
4.60%, 04/15/25 (Call 03/15/25)	1,265	1,362,269
Starbucks Corp.
1.30%, 05/07/22	626	627,451
2.45%, 06/15/26 (Call 03/15/26)	105	106,925
2.70%, 06/15/22 (Call 04/15/22)	636	637,942
3.10%, 03/01/23 (Call 02/01/23)	1,382	1,409,308
3.80%, 08/15/25 (Call 06/15/25)	2,164	2,294,831
3.85%, 10/01/23 (Call 07/01/23)(a)	1,040	1,075,018
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	630	629,037
2.25%, 04/15/25 (Call 03/15/25)	2,322	2,355,640
2.50%, 04/15/26(a)	264	271,414
3.50%, 07/01/24	1,628	1,704,139
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	80	81,247
2.50%, 05/15/23 (Call 02/15/23)	566	574,595
Walgreen Co., 3.10%, 09/15/22	468	474,410
Walgreens Boots Alliance Inc., 0.95%, 11/17/23
(Call 05/17/22)	400	395,761
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	1,492	1,510,480
2.55%, 04/11/23 (Call 01/11/23)	2,411	2,445,937
2.85%, 07/08/24 (Call 06/08/24)	105	108,318
3.05%, 07/08/26 (Call 05/08/26)(a)	230	241,244
3.30%, 04/22/24 (Call 01/22/24)	2,031	2,104,560
3.40%, 06/26/23 (Call 05/26/23)	105	108,277
3.55%, 06/26/25 (Call 04/26/25)	70	74,100
		47,995,557
Semiconductors — 1.8%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	640	681,156
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	442	471,171
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	1,470	1,519,623
3.88%, 01/15/27 (Call 10/15/26)	508	535,769
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,388	2,455,494
3.63%, 10/15/24 (Call 09/15/24)	939	978,377
4.25%, 04/15/26 (Call 02/15/26)	260	277,809
4.70%, 04/15/25 (Call 03/15/25)	2,732	2,934,280
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	820	821,709
2.60%, 05/19/26 (Call 02/19/26)(a)	2,650	2,728,608
2.70%, 12/15/22(a)	2,432	2,473,548
2.88%, 05/11/24 (Call 03/11/24)(a)	1,698	1,746,780
3.10%, 07/29/22(a)	613	618,395
3.40%, 03/25/25 (Call 02/25/25)	2,065	2,158,551
3.70%, 07/29/25 (Call 04/29/25)(a)	499	527,502
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,677	1,790,017
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	928	991,024
3.80%, 03/15/25 (Call 12/15/24)	738	780,326
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,171	1,135,592
Microchip Technology Inc.
2.67%, 09/01/23	175	177,571
4.25%, 09/01/25 (Call 09/01/22)	1,500	1,545,000
4.33%, 06/01/23 (Call 05/01/23)	1,374	1,418,869

	Par
Security	(000)	Value
Semiconductors (continued)
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	$220	$240,221
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	205	202,795
0.58%, 06/14/24 (Call 06/14/23)	1,665	1,628,264
3.20%, 09/16/26 (Call 06/16/26)	70	73,784
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(d)	1,568	1,659,438
5.35%, 03/01/26 (Call 01/01/26)(a)(d)	685	760,652
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(a)(d)	937	952,938
3.88%, 06/18/26 (Call 04/18/26)(d)	300	317,445
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(d)	55	54,168
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	1,900	1,928,505
2.90%, 05/20/24 (Call 03/20/24)(a)	1,550	1,594,560
3.00%, 05/20/22	829	834,915
3.45%, 05/20/25 (Call 02/20/25)	867	909,645
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	210	207,850
1.80%, 06/01/26 (Call 05/01/26)	327	317,119
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	110	106,869
1.38%, 03/12/25 (Call 02/12/25)	1,087	1,076,673
1.85%, 05/15/22 (Call 04/15/22)	306	306,365
2.25%, 05/01/23 (Call 02/01/23)	396	400,255
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,300	1,328,919
		43,668,551
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)	337	352,635

Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	60	63,292
Adobe Inc.
1.70%, 02/01/23	1,002	1,008,119
1.90%, 02/01/25 (Call 01/01/25)	791	795,497
3.25%, 02/01/25 (Call 11/01/24)	604	629,148
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	20	20,804
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	1,367	1,347,904
Fidelity National Information Services Inc.
0.38%, 03/01/23	965	955,305
0.60%, 03/01/24	1,080	1,053,809
1.15%, 03/01/26 (Call 02/01/26)	1,692	1,618,820
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	2,690	2,741,476
3.20%, 07/01/26 (Call 05/01/26)	2,275	2,358,683
3.50%, 10/01/22 (Call 07/01/22)(a)	773	779,321
3.80%, 10/01/23 (Call 09/01/23)	1,890	1,956,735
3.85%, 06/01/25 (Call 03/01/25)	1,000	1,050,934
Intuit Inc.
0.65%, 07/15/23	1,532	1,517,601
0.95%, 07/15/25 (Call 06/15/25)	676	654,795
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	2,024	2,049,659
2.13%, 11/15/22(a)	497	501,417
2.38%, 05/01/23 (Call 02/01/23)(a)	1,544	1,563,930
2.40%, 08/08/26 (Call 05/08/26)	4,222	4,320,454
2.65%, 11/03/22 (Call 09/03/22)	1,639	1,660,987
2.70%, 02/12/25 (Call 11/12/24)	2,865	2,954,466

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Software (continued)
2.88%, 02/06/24 (Call 12/06/23)	$3,021	$3,108,551
3.13%, 11/03/25 (Call 08/03/25)	590	618,078
3.63%, 12/15/23 (Call 09/15/23)	1,926	1,996,371
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,292	3,185,196
2.40%, 09/15/23 (Call 07/15/23)	2,820	2,851,068
2.50%, 05/15/22 (Call 03/15/22)	2,182	2,187,004
2.50%, 10/15/22(a)	2,634	2,653,437
2.50%, 04/01/25 (Call 03/01/25)(a)	4,010	4,046,111
2.63%, 02/15/23 (Call 01/15/23)	1,903	1,927,442
2.65%, 07/15/26 (Call 04/15/26)	4,852	4,885,463
2.95%, 11/15/24 (Call 09/15/24)	2,867	2,931,007
2.95%, 05/15/25 (Call 02/15/25)	312	318,244
3.40%, 07/08/24 (Call 04/08/24)	2,595	2,675,931
3.63%, 07/15/23	1,391	1,430,454
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,248	1,198,625
2.35%, 09/15/24 (Call 08/15/24)	667	675,013
3.13%, 11/15/22 (Call 08/15/22)	957	965,488
3.65%, 09/15/23 (Call 08/15/23)	1,494	1,541,300
3.80%, 12/15/26 (Call 09/15/26)	200	212,467
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)(a)	2,025	1,983,786
3.25%, 04/11/23 (Call 03/11/23)	1,605	1,643,424
VMware Inc.
0.60%, 08/15/23	180	177,551
1.00%, 08/15/24 (Call 08/15/22)	180	175,734
1.40%, 08/15/26 (Call 07/15/26)	2,015	1,931,531
4.50%, 05/15/25 (Call 04/15/25)	1,692	1,808,622
		78,731,054
Telecommunications — 1.9%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	1,605	1,576,333
1.70%, 03/25/26 (Call 03/25/23)	3,180	3,106,842
2.63%, 12/01/22 (Call 09/01/22)(a)	1,367	1,378,253
3.00%, 06/30/22 (Call 04/30/22)	1,971	1,977,152
3.40%, 05/15/25 (Call 02/15/25)	3,474	3,617,071
3.60%, 07/15/25 (Call 04/15/25)	100	105,030
3.90%, 03/11/24 (Call 12/11/23)	1,061	1,105,208
3.95%, 01/15/25 (Call 10/15/24)	1,313	1,384,180
4.13%, 02/17/26 (Call 11/17/25)	1,650	1,770,148
4.45%, 04/01/24 (Call 01/01/24)	2,246	2,365,701
Bell Canada, Series US-3, 0.75%, 03/17/24	555	544,437
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	1,108	1,159,867
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,007	1,021,363
2.50%, 09/20/26 (Call 06/20/26)	15	15,452
2.60%, 02/28/23	35	35,523
2.95%, 02/28/26	340	354,733
3.00%, 06/15/22	729	733,658
3.50%, 06/15/25	850	901,517
3.63%, 03/04/24	985	1,029,130
Motorola Solutions Inc., 4.00%, 09/01/24	1,289	1,353,864
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	1,240	1,255,896
3.63%, 12/15/25 (Call 09/15/25)(a)	664	695,301
4.10%, 10/01/23 (Call 07/01/23)	1,103	1,140,787
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	119	119,621
	Par
Security	(000)	Value
Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	$380	$368,190
3.50%, 04/15/25 (Call 03/15/25)	4,008	4,160,817
Verizon Communications Inc.
0.75%, 03/22/24	505	496,825
0.85%, 11/20/25 (Call 10/20/25)	171	163,658
1.45%, 03/20/26 (Call 02/20/26)	3,090	3,013,254
2.63%, 08/15/26	2,865	2,912,664
3.38%, 02/15/25	3,209	3,352,774
3.50%, 11/01/24 (Call 08/01/24)	2,105	2,199,053
Vodafone Group PLC
2.95%, 02/19/23	150	152,104
3.75%, 01/16/24	270	280,955
4.13%, 05/30/25(a)	1,904	2,022,318
		47,869,679
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	734	750,530
3.55%, 11/19/26 (Call 09/19/26)	1,015	1,063,467
		1,813,997
Transportation — 1.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,382	1,404,228
3.00%, 04/01/25 (Call 01/01/25)	684	708,414
3.05%, 09/01/22 (Call 06/01/22)	1,202	1,211,451
3.40%, 09/01/24 (Call 06/01/24)	363	378,215
3.75%, 04/01/24 (Call 01/01/24)	378	393,655
3.85%, 09/01/23 (Call 06/01/23)	787	813,688
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	207	213,310
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	600	592,337
1.75%, 12/02/26 (Call 11/02/26)	1,545	1,516,659
2.90%, 02/01/25 (Call 11/01/24)(a)	839	864,701
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	150	153,431
3.35%, 11/01/25 (Call 08/01/25)	150	157,186
3.40%, 08/01/24 (Call 05/01/24)	848	881,411
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	25	26,171
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	1,097	1,112,819
2.90%, 06/15/26 (Call 03/15/26)	55	56,837
3.00%, 04/01/22 (Call 02/28/22)	925	926,697
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	795	808,534
2.88%, 06/01/22 (Call 05/01/22)	469	471,743
3.65%, 03/18/24 (Call 02/18/24)	768	798,127
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	1,010	1,037,997
2.95%, 03/01/22	381	381,827
3.15%, 03/01/24 (Call 02/01/24)	892	921,383
3.25%, 08/15/25 (Call 05/15/25)	405	423,361
3.50%, 06/08/23 (Call 05/08/23)	1,216	1,249,937
3.75%, 07/15/25 (Call 05/15/25)	766	813,436
4.16%, 07/15/22 (Call 04/15/22)	1,252	1,260,603
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	753	755,983
2.40%, 11/15/26 (Call 08/15/26)	1,089	1,110,336
2.45%, 10/01/22(a)	1,255	1,269,051

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value
Transportation (continued)
2.50%, 04/01/23 (Call 03/01/23)	$1,170	$1,186,475
2.80%, 11/15/24 (Call 09/15/24)	416	428,687
3.90%, 04/01/25 (Call 03/01/25)	1,161	1,231,213
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(a)	1,470	1,421,172
		26,981,075
Water — 0.0%
American Water Capital Corp., Class-C, 3.40%, 03/01/25 (Call 12/01/24)	855	889,469
Total Corporate Bonds & Notes — 99.3%
(Cost: $2,490,102,106)		2,455,504,125

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	101,996	102,026,617
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	8,718	8,718,000
		110,744,617
Total Short-Term Investments — 4.5%
(Cost: $110,716,995)		110,744,617
Total Investments in Securities — 103.8%
(Cost: $2,600,819,101)		2,566,248,742
Other Assets, Less Liabilities — (3.8)%		(94,119,128)
Net Assets — 100.0%		$2,472,129,614

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,111,752	$—		$(22,063,371	)(a)	$(10,174)	$(11,590)	$102,026,617	101,996	$49,187	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,718,000	7,000,000	(a)	—		—	—	8,718,000	8,718	154		—
						$(10,174)	$(11,590)	$110,744,617		$49,341		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,455,504,125	$—	$2,455,504,125
Money Market Funds	110,744,617	—	—	110,744,617
	$110,744,617	$2,455,504,125	$—	$2,566,248,742

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate